                          ANNUAL REPORT / JULY 31, 2002

                       AIM INTERNATIONAL CORE EQUITY FUND

                                  [COVER IMAGE]

                                [AIM FUNDS LOGO]

                            --Registered Trademark--

================================================================================

                                  [COVER IMAGE]

                TRADER GEORG (GISZE) BY HANS HOLBEIN THE YOUNGER

  THIS PAINTING DEPICTS A GERMAN MERCHANT IN LONDON, PRESUMABLY ON SOME KIND OF

BUSINESS VENTURE. THE VARIOUS ITEMS SURROUNDING HIM--LEDGERS AND LISTS, FOREIGN

    COINS, ORNAMENTAL AND EXOTIC-LOOKING OBJECTS--CALL TO MIND HIS TRAVELS IN

SUPPORT OF HIS PROFESSION. TRADERS SUCH AS GEORG FORMED THE BASIS OF THE GLOBAL

 MARKETPLACE AS WE KNOW IT, ALLOWING COMPANIES SUCH AS THOSE IN WHICH THIS FUND

                   INVESTS TO BE OPEN TO THE TRADERS OF TODAY.

================================================================================

AIM International Core Equity Fund seeks high total return. The fund invests, normally, at least 80% of its assets in foreign equity securities.

ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

o On July 1, 2002, AIM International Value Fund was renamed AIM International Core Equity Fund.

o AIM International Core Equity Fund's performance figures are historical, and they reflect fund expenses, the reinvestment of distributions and changes in net asset value.

o When sales charges are included in performance figures, Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
    (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of Class A,Class B, Class C and Class R shares will differ due to different sales charge structures and class expenses.

o   Class R shares are generally only available to retirement plans such as section 401 and 457 plans, section 403 plans sponsored by a section 501 (c)
    (3) organization and IRA rollovers from such plans if an AIM Fund was offered.

o The fund's average annual total returns, including sales charges, for the periods ended 6/30/02, the most recent calendar quarter end, were as follows. Class A shares, one year, -10.38%; five years, 0.01%; inception (12/31/96), 2.59%. Class B shares, one year, -10.40%; inception (3/3/98),
    -1.49%. Class C shares, one year, -6.68%; five years, 0.40%; inception (5/1/95), 6.53%. Class R shares, one year, -5.27%; five years, 1.00%;
    inception, 3.50%.

o Class R shares were first offered on June 3, 2002. Returns prior to that date are hypothetical results based on Class A share returns at net asset value, adjusted to reflect additional Class R 12b-1 fees. (The inception date of Class A shares is 12/31/96.) Class R share returns do not include a 0.75% contingent deferred sales charge (CDSC) that may be imposed on a total redemption of retirement plan assets within the first year.

o International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custody arrangements made for the fund's foreign holdings, differences in accounting, political risks and the lesser degree of public information required to be provided by non-U.S. companies.

o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The unmanaged Lipper International Fund Index represents an average of the performance of the 30 largest international mutual funds tracked by Lipper, Inc., an independent mutual funds performance monitor.

o The unmanaged MSCI EAFE--Registered Trademark-- (Europe, Australasia and the Far East) Index is a group of foreign securities tracked by Morgan Stanley Capital International.

o An investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends and they do not reflect sales charges or fund expenses.

   AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT
     AGENCY. THERE IS A RISK THAT YOU COULD LOSE SOME OR ALL OF YOUR MONEY.

  This report may be distributed only to current shareholders or to persons who have received a current prospectus of the fund.

                    DEAR FELLOW SHAREHOLDER:

[PHOTO OF           During the fiscal year ended July 31, 2002, our nation and
ROBERT H.           markets endured the effects of terrorism and war, an
GRAHAM]             economic downturn, and the worst bear market for equities in almost 60 years.

                        Yet another distressing challenge for us as investors
                    has been coping with reports of accounting irregularities at a few high-profile, publicly traded companies. These reports have damaged confidence in corporate governance and financial reporting--confidence that is essential to the efficient functioning of financial markets. Some investors have withdrawn from the stock market, and as a result, assets in money market funds and other fixed-income instruments have risen substantially.

                        It is worth noting that, despite extensive media coverage of these stories, the number of firms involved is very small considering that there are about 17,000 publicly traded companies in the United States. In addition, our public and private institutions are already adopting policies designed to improve the accuracy of financial reports. We strongly support these legislative and regulatory changes that seek to improve accurate financial disclosure and sounder business ethics.

    Among such efforts are those of the New York Stock Exchange, which has established new standards governing companies listed there. These standards increase the authority of and tighten the definition of independent directors; they raise qualification requirements for audit committee members and grant them sole authority for hiring auditors. In addition, the vast majority of affected companies complied with a new Securities and Exchange Commission requirement that senior officers of firms attest to the accuracy of their financial statements. As companies, accountants and regulators focus on improving standards in this area, I am certain that our markets, and investors' trust in them, will strengthen.

DIVERSIFICATION AGAIN PROVES ITS WORTH

    As declining investor confidence took its toll on the equity markets, the value of portfolio diversification once more became clear. Domestic equities, represented by the S&P 500 Index, produced total return of -23.62% for the fiscal year covered by this report. By contrast, fixed-income investments, with the exception of high-yield bonds, did well. The Lehman Aggregate Bond Index of investment-grade domestic bonds returned 7.53% for the year. Because high-yield bonds tend to behave more like equities than like other fixed-income securities, they produced negative results, with the Lehman High Yield Index returning -9.15% for the fiscal year.

    As always, but especially when markets are volatile, we encourage you to see your financial advisor for a fresh look at your portfolio. The value of many securities has changed significantly in the recent past, and the outperformance of fixed-income securities over equities may have significantly altered the character of your portfolio. Take this opportunity to re-examine your investment goals and make sure your portfolio still suits your objectives, time horizon, and risk tolerance.

YOUR FUND MANAGERS COMMENT

In the following pages your fund managers discuss factors that influenced your fund and how they managed the fund during the fiscal year covered by this report. We hope you find their discussion informative.

    This is our first report to you since AIM International Value Fund was renamed AIM International Core Equity Fund on July 1, 2002. For the fiscal year ended July 31, 2002, Class A shares of the fund returned -12.71% at net asset value. Though negative, this result is better than the total return of the MSCI EAFE Index, which was -16.92% for the same period.

    You can find timely information about your fund and the markets on our Web site, www.aimfunds.com. Our Client Services Department can be reached during regular business hours at 800-959-4246.

    Thank you for your continued participation in The AIM Family of Funds--Registered Trademark--. I look forward to our next report to you in six months.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman
August 22, 2002

INVESTMENT STRATEGY CUSHIONS FUND

INTERNATIONAL MARKETS WERE VOLATILE DURING THE FISCAL YEAR. HOW DID AIM INTERNATIONAL CORE EQUITY FUND PERFORM?

While international stocks generally fared better than their U.S. counterparts, they also sustained losses for the fiscal year--a trend that adversely affected the fund's performance. Excluding sales charges, total returns for Class A, Class B, Class C and Class R shares were -12.71%, -13.27%, -13.29% and -12.89%, respectively, for the fiscal year ended July 31, 2002. By comparison, the MSCI EAFE--Registered Trademark-- Index and the Lipper International Fund Index returned -16.92% and -14.32%, respectively, over the same period.

WHAT WERE THE MAJOR TRENDS IN INTERNATIONAL MARKETS?

Many of the developments that caused U.S. stocks to decline also had negative repercussions on international markets. These factors included economic uncertainties, anemic company earnings, questionable corporate ethics and accounting practices, the ongoing threat of terrorism, and tensions in the Middle East. For much of the fiscal year, international stocks held up better than U.S. equities, mainly because they were more favorably priced than U.S. stocks. However, during the final months of the fiscal year, particularly in July, international markets declined precipitously amid heightened concerns about corporate ethics.

    For most of the fiscal year, value stocks outperformed growth stocks, and emerging markets outperformed developed markets. Small-cap stocks outperformed large-cap stocks. Smaller companies, which tend to have national rather than global customer bases, were less affected by international trends.

    Consumer staples and materials were among the better-performing sectors while information technology, telecommunications and utilities were the poorest-performing sectors.

HOW DID EUROPEAN MARKETS FARE?

Despite rallying in the fourth quarter of 2001 and in March of 2002, European markets were down for the fiscal year. After shaking off the effects of the terrorist attacks of September 11, 2001, European stocks, buoyed by healthy consumer spending, performed strongly at the close of 2001. However, the rally ended in January 2002 amid concerns about corporate ethics in the United States and the rising unemployment rate in Europe. Markets revived in March as economic conditions began to stabilize, and unemployment rates began dropping in many of Europe's largest economies. In the final months of the fiscal year, markets fell as concerns about corporate ethics became amplified.

    The strengthening of the euro against the dollar helped to boost returns of European stocks.

    The Czech Republic and Austria were among the top-performing European markets. At the opposite end of the spectrum, Finland, Sweden, Ireland and Germany were among the weakest.

HOW DID ASIAN MARKETS AND THE REST OF THE WORLD PERFORM?

Several key Asian market indexes posted gains for the fiscal year. Investors favored Asian stocks because of their attractive valuations and the strong earnings of companies in the region, particularly in emerging markets. Asian emerging markets rallied strongly from October 2001 until May 2002, when concerns about the strength of the U.S. economic recovery prompted a sell-off. Many Asian economies are export oriented and concerns that there might be reduced demand for their products in the United States caused stocks in the region to decline during the final two months of the fiscal year. Among the better-performing Asian markets were Indonesia, Pakistan and Thailand.

    Also noteworthy was the improved performance of Japanese stocks, which got a boost from foreign buyers. Additionally, Japan's struggling economy displayed some signs of reviving. In Latin America, markets plummeted in the wake of Argentina's economic woes and political uncertainties in Brazil.

HOW DID YOU MANAGE THE FUND?

As of July 31, 2002, the fund had 62 holdings, slightly more than at beginning of the fiscal year. The portfolio had significant exposure to financial, consumer-discretionary, energy and consumer-staples stocks. Most of the fund's holdings were in European and Asian stocks, with the United Kingdom and Japan representing the top country allocations. The fund's sector and country allocations are primarily a by-product of our stock-selection process. We seek to own the favorably priced stocks of companies with established track records.

    Careful stock selection helped to cushion the fund against more substantial losses. Country allocation also had a positive impact on performance. The fund's British, Dutch, French, German and Spanish holdings generally performed well. A lack of exposure to the troubled Finnish and Swedish markets, which were negatively affected by the poor performance of telecommunications stocks, also was a plus. The fund's emerging-market stocks were detrimental to performance as most of the fund's emerging-market exposure was in Latin America. The portfolio's holdings in Japan, Portugal and South Korea also underperformed.

PORTFOLIO COMPOSITION

As of 7/31/02, based on total net assets

=================================================================================================================================
TOP 10 HOLDINGS                                     TOP 10 INDUSTRIES                                  TOP 10 COUNTRIES
---------------------------------------------------------------------------------------------------------------------------------

 1. TotalFinaElf S.A.-ADR (France)            2.9%   1. Banks                                   16.9%   1. United Kingdom   23.5%

 2. Nestle S.A.-ADR (Switzerland)             2.9    2. Integrated Oil & Gas                    12.5    2. Japan            20.6

 3. HSBC Holdings PLC-ADR (United Kingdom)    2.7    3. Integrated Telecommunications Services   8.8    3. Switzerland       9.2

 4. Novartis A.G.-ADR (Switzerland)           2.6    4. Pharmaceuticals                          8.0    4. Netherlands       8.7

 5. Cadbury Schweppes PLC (United Kingdom)    2.5    5. Packaged Foods                           6.7    5. France            8.4

 6. ENI S.p.A.- ADR (Italy)                   2.4    6. Electric Utilities                       5.6    6. Germany           5.0

 7. GlaxoSmithKline PLC-ADR (United Kingdom)  2.4    7. Consumer Electronics                     4.9    7. Italy             4.9

 8. Compagnie Generale des Etablissements            8. Electronic Equipment & Instruments       3.5    8. Spain             4.7
    Michelin-Class B (France)                 2.2
                                                     9. Aerospace & Defense                      2.9    9. United States     3.6
 9. Scottish Power PLC (United Kingdom)       2.2
                                                    10. Diversified Chemicals                    2.7   10. South Korea       2.8
10. Societe Generale-ADR (France)             2.1

The fund's portfolio is subject to change, and there is no assurance that the fund will continue to hold any particular security.
=================================================================================================================================

CAN YOU DISCUSS A FEW OF THE FUND'S HOLDINGS?

o Unilever, a British/Dutch firm, was a solid contributor to the fund's performance. The company is a leading distributor of packaged consumer products, such as frozen foods, margarine, tea, soap and deodorants. It markets such brand-name products as Breyer's Ice Cream, Lipton Tea and Dove Soap. Unilever, which recently made several U.S. acquisitions, has reported strong earnings in 2002.

o Novartis, a Swiss pharmaceutical company, also performed well for the fund. Prescription drugs account for about 60% of the company's sales. The U.S. Food and Drug Administration recently approved its drug Diovan for the treatment of heart conditions. Novartis' consumer-health unit markets such products as Gerber baby food and Maalox, an antacid medicine. The company reported healthy sales for the first half of 2002.

o Nestle of Switzerland is the world's largest food company. Although perhaps best known for its chocolate, the company also markets coffee, bottled water, pet food and other products. The company has reported strong sales growth.

o SAP, a German software firm, detracted from performance. The company is the leading provider of enterprise resource planning software that is used to integrate back-office functions such as accounting, distribution, human resources and manufacturing. More than 17,500 companies use its software. Its stock was hurt by the poor performance of the information-technology sector.

WHAT WERE ECONOMIC AND MARKET CONDITIONS LIKE AT THE CLOSE OF THE REPORTING PERIOD?

In the United States, where recent developments have had an impact on stocks worldwide, markets remained volatile and economic signals were mixed. Although consumer confidence dipped at the close of the fiscal year, consumer spending, which accounts for about two-thirds of economic activity, continued to be fairly healthy. Additionally, a new law was enacted imposing more stringent penalties for corporate fraud and providing for new restrictions and oversight of the accounting industry.

    Europe was more drastically affected by the global downturn and the U.S. recession in 2001 than many analysts had predicted. Still, economic conditions were improving in the region. Even some of Europe's barriers to business--high taxes and strict labor laws--were changing. For instance, in Germany, the former capital gains tax of roughly 50% was abolished in 2002.

    In most Asian markets, economic expansion was expected to continue and corporate earnings were expected to be healthy. However, it was too early to tell whether Japan was truly on the road to economic recovery.

    Perhaps the most compelling argument for international securities was their valuations. With international stocks trading at a discount to U.S. equities, they were an attractive investment option.

PORTFOLIO MANAGEMENT TEAM

Lindsay Davidson, Erik Granade, Michele Garren, Ingrid Baker, Frank Crown, Kent Starke, Charles Radtke, Stephen Thomas.

          See important fund and index disclosures inside front cover.

YOUR FUND'S LONG-TERM PERFORMANCE

================================================================================

AVERAGE ANNUAL TOTAL RETURNS

As of 7/31/02, including sales charges

CLASS A SHARES
 Inception (12/31/96)         0.52%
  5 Years                    -2.61
  1 Year                    -17.49

CLASS B SHARES
 Inception (3/3/98)          -3.95%
  1 Year                    -17.56

CLASS C SHARES
 Inception (5/1/95)           4.81%
  5 Years                    -2.26
  1 Year                    -14.14

CLASS R SHARES*
 Inception                    1.38%
  5 Years                    -1.66
  1 Year                    -12.89


Past performance cannot guarantee comparable future results. DUE TO RECENT SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

*Class R shares were first offered on June 3, 2002. Returns prior to that date are hypothetical results based on Class A share returns at net asset value, adjusted to reflect additional Class R 12b-1 fees. (The inception date of Class A shares is 12/31/96.) Class R share returns do not include at 0.75% contingent deferred sales charge (CDSC) that may be imposed on a total redemption of retirement plan assets within the first year.

================================================================================

RESULTS OF A $10,000 INVESTMENT
5/1/95-7/31/02

                                  [HYPO CHART]

              AIM INTERNATIONAL  MSCI EAFE--REGISTERED TRADEMARK--   LIPPER INTERNATIONAL
              CORE EQUITY FUND,              INDEX                        FUND INDEX
              CLASS C SHARES


4/95                 10000                     10000                          10000
7/95                 10621                     10312                          10693
10/95                10568                      9841                          10466
1/96                 11338                     10565                          11138
4/96                 11923                     11141                          11731
7/96                 11736                     10676                          11426
10/96                12344                     10872                          11787
1/97                 13253                     10768                          12467
4/97                 13837                     11043                          12816
7/97                 15754                     12611                          14644
10/97                14491                     11375                          13363
1/98                 15432                     11876                          13677
4/98                 17410                     13130                          15572
7/98                 17391                     13298                          15704
10/98                15830                     12469                          13983
1/99                 16636                     13584                          15137
4/99                 16973                     14373                          15949
7/99                 17198                     14585                          16442
10/99                17717                     15341                          17206
1/00                 18627                     16200                          19523
4/00                 18864                     16373                          19543
7/00                 19163                     15902                          19241
10/00                18092                     14899                          17799
1/01                 18596                     14842                          17788
4/01                 17504                     13704                          16312
7/01                 16213                     12449                          15066
10/01                14384                     11184                          13510
1/02                 14646                     11045                          13688
4/02                 16134                     11801                          14716
7/02                 14057                     10343                          12906

                                                                    Source: Lipper, Inc.

Past performance cannot guarantee comparable future results.

==========================================================================================

================================================================================

                                                        CLASS C SHARES
CALENDAR YEAR TOTAL RETURNS (%)                         EXCLUDING SALES CHARGES

      1992    1993    1994    1995     1996    1997    1998    1999    2000     2001

        --      --      --   11.28*   20.99   12.98   10.38   21.64  -10.98   -16.80

*return is from inception 5/1/95

================================================================================

The chart compares your fund to benchmark indexes. It is intended to give you a general idea of how your fund performed compared to the stock market over the period 5/1/95-7/31/02. (Index performance is from 4/30/95-7/31/02.) It is important to understand the difference between your fund and an index. Your fund's total return is shown with a sales charge, and it includes fund expenses and management fees. A market index such as the MSCI EAFE--Registered Trademark-- Index is not managed, incurring no sales charges, expenses or fees. An index of funds such as the Lipper International Fund Index includes a number of mutual funds grouped by investment objective. Each of those funds interprets that objective differently, and each employs a different management style and investment strategy. If you could buy all the securities that make up a market index, you would incur expenses that would affect your investment's return.

    Your fund's total return includes sales charges, expenses and management fees. Performance of the fund's Class A, B, C and R shares will differ due to different sales charges and class expenses. For fund performance calculations and indexes used in this report, please see the inside front cover.

    Performance shown in the chart and table do not reflect deduction of taxes a shareholder would pay on fund distributions or sale of fund shares. Performance for the index does not reflect the effects of taxes either.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

JULY 31, 2002

                                                              MARKET
                                                 SHARES        VALUE
FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-96.11%

AUSTRALIA-1.97%

National Australia Bank Ltd.-ADR (Banks)           19,650   $ 1,781,272
=======================================================================

BRAZIL-1.67%

Companhia Vale do Rio Doce-ADR (Diversified
  Metals & Mining)(a)                              25,400       622,300
-----------------------------------------------------------------------
Petroleo Brasileiro S.A.-ADR (Integrated
  Oil & Gas)                                       67,000       884,400
=======================================================================
                                                              1,506,700
=======================================================================

DENMARK-1.14%

Danske Bank A.S. (Banks)                           57,200     1,031,105
=======================================================================

FRANCE-8.40%

Compagnie de Saint-Gobain (Building
  Products)(a)                                     36,000     1,072,536
-----------------------------------------------------------------------
Compagnie Generale des Etablissements
  Michelin-Class B (Tires & Rubber)                50,500     1,996,662
-----------------------------------------------------------------------
Societe Generale-ADR (Banks)                      170,000     1,900,056
-----------------------------------------------------------------------
TotalFinaElf S.A.-ADR (Integrated Oil & Gas)       36,000     2,611,800
=======================================================================
                                                              7,581,054
=======================================================================

GERMANY-4.97%

BASF A.G.-ADR (Diversified Chemicals)              43,000     1,655,500
-----------------------------------------------------------------------
Bayer A.G.-ADR (Diversified Chemicals)             29,400       740,880
-----------------------------------------------------------------------
Deutsche Bank A.G. (Banks)                         25,000     1,429,750
-----------------------------------------------------------------------
SAP A.G.-ADR (Application Software)                35,000       654,500
=======================================================================
                                                              4,480,630
=======================================================================

ITALY-4.88%

ENI S.p.A.-ADR (Integrated Oil & Gas)              29,000     2,178,770
-----------------------------------------------------------------------
Sanpaolo IMI S.p.A.-ADR (Banks)                    55,000       846,450
-----------------------------------------------------------------------
Telecom Italia S.p.A.-ADR (Integrated
  Telecommunication Services)                      17,500     1,378,650
=======================================================================
                                                              4,403,870
=======================================================================

JAPAN-20.58%

Canon Inc.-ADR (Office Electronics)                48,000     1,627,200
-----------------------------------------------------------------------
East Japan Railway Co. (Railroads)(a)                 210       981,349
-----------------------------------------------------------------------
Fuji Photo Film Co., Ltd.-ADR (Photographic
  Products)                                        55,000     1,715,450
-----------------------------------------------------------------------
Hitachi, Ltd.-ADR (Electronic Equipment &
  Instruments)                                     15,000       859,500
-----------------------------------------------------------------------
Honda Motor Co., Ltd.-ADR (Automobile
  Manufacturers)                                   52,000     1,092,000
-----------------------------------------------------------------------
Ito-Yokado Co., Ltd. (General Merchandise
  Stores)                                          25,000     1,149,497
-----------------------------------------------------------------------
Kao Corp. (Household Products)                     38,000       856,177
-----------------------------------------------------------------------

                                                              MARKET
                                                 SHARES        VALUE
JAPAN-(CONTINUED)

Kyocera Corp.-ADR (Electronic Equipment &
  Instruments)                                     17,400   $ 1,165,800
-----------------------------------------------------------------------
Nintendo Co. Ltd. (Consumer Electronics)            8,100     1,013,894
-----------------------------------------------------------------------
Nippon Telegraph & Telephone Corp.
  (Integrated Telecommunication Services)             460     1,880,920
-----------------------------------------------------------------------
Sony Corp-ADR (Consumer Electronics)               37,000     1,677,210
-----------------------------------------------------------------------
Takeda Chemical Industries, Ltd.
  (Pharmaceuticals)                                32,000     1,329,829
-----------------------------------------------------------------------
Takefuji Corp. (Consumer Finance)                  14,570       970,239
-----------------------------------------------------------------------
TDK Corp. (Electronic Equipment &
  Instruments)                                     26,000     1,171,611
-----------------------------------------------------------------------
Toyota Motor Corp. (Automobile Manufacturers)      45,000     1,075,854
=======================================================================
                                                             18,566,530
=======================================================================

MEXICO-1.28%

Telefonos de Mexico S.A. de C.V.-Class L-ADR
  (Integrated Telecommunication Services)          40,000     1,156,000
=======================================================================

NETHERLANDS-8.70%

ABN AMRO Holding N.V. (Banks)                     105,000     1,488,168
-----------------------------------------------------------------------
ING Groep N.V.-ADR (Diversified Financial
  Services)                                        81,000     1,716,390
-----------------------------------------------------------------------
Koninklijke (Royal) Philips Electronics
  N.V.-New York Shares (Consumer Electronics)      77,600     1,749,104
-----------------------------------------------------------------------
Royal Dutch Petroleum Co.-New York Shares
  (Integrated Oil & Gas)                           38,000     1,736,600
-----------------------------------------------------------------------
Unilever N.V.-New York Shares (Packaged Foods
  & Meats)                                         20,650     1,163,627
=======================================================================
                                                              7,853,889
=======================================================================

NORWAY-1.28%

Statoil A.S.A. (Integrated Oil & Gas)             140,000     1,154,088
=======================================================================

PORTUGAL-1.09%

Portugal Telecom, SGPS, S.A.-ADR (Integrated
  Telecommunication Services)                     163,000       981,260
=======================================================================

SOUTH KOREA-2.76%

Korea Electric Power Corp.-ADR (Electric
  Utilities)                                      114,000     1,166,220
-----------------------------------------------------------------------
KT Corp.-ADR (Integrated Telecommunication
  Services)                                        65,000     1,327,300
=======================================================================
                                                              2,493,520
=======================================================================

SPAIN-4.73%

Banco Popular Espanol S.A. (Banks)                 35,000     1,525,799
-----------------------------------------------------------------------
Endesa, S.A.-ADR (Electric Utilities)             169,500     1,889,925
-----------------------------------------------------------------------
Repsol YPF, S.A.-ADR (Integrated Oil & Gas)        70,000       856,100
=======================================================================
                                                              4,271,824
=======================================================================

                                                              MARKET
                                                 SHARES        VALUE

SWITZERLAND-9.15%

Nestle S.A.-ADR (Packaged Foods & Meats)           48,200   $ 2,589,902
-----------------------------------------------------------------------
Novartis A.G.-ADR (Pharmaceuticals)                57,500     2,364,975
-----------------------------------------------------------------------
Roche Holding A.G. (Pharmaceuticals)               19,200     1,363,765
-----------------------------------------------------------------------
Syngenta A.G. (Fertilizers & Agricultural
  Chemicals)                                       23,000     1,170,673
-----------------------------------------------------------------------
Zurich Financial Services A.G. (Multi-Line
  Insurance)                                        7,000       763,482
=======================================================================
                                                              8,252,797
=======================================================================

UNITED KINGDOM-23.51%

Abbey National PLC (Banks)                        123,300     1,502,185
-----------------------------------------------------------------------
BP PLC (Integrated Oil & Gas)                     236,200     1,835,943
-----------------------------------------------------------------------
British Aerospace PLC (Aerospace & Defense)       357,400     1,665,688
-----------------------------------------------------------------------
BT Group PLC-ADR (Integrated
  Telecommunication Services)                      38,000     1,201,940
-----------------------------------------------------------------------
Cadbury Schweppes PLC (Packaged Foods &
  Meats)                                          329,700     2,286,838
-----------------------------------------------------------------------
Diageo PLC (Distillers & Vintners)                159,000     1,929,664
-----------------------------------------------------------------------
GlaxoSmithKline PLC-ADR (Pharmaceuticals)          55,030     2,173,685
-----------------------------------------------------------------------
HSBC Holdings PLC-ADR (Banks)                      42,000     2,428,440
-----------------------------------------------------------------------

                                                              MARKET
                                                 SHARES        VALUE
UNITED KINGDOM-(CONTINUED)

Kingfisher PLC (Home Improvement Retail)          350,000   $ 1,059,185
-----------------------------------------------------------------------
Marks & Spencer Group PLC (Department Stores)     170,000       903,963
-----------------------------------------------------------------------
Rolls-Royce PLC (Aerospace & Defense)             425,000       972,093
-----------------------------------------------------------------------
Royal Bank of Scotland Group PLC (Banks)           49,000     1,287,444
-----------------------------------------------------------------------
Scottish Power PLC (Electric Utilities)           359,200     1,966,198
=======================================================================
                                                             21,213,266
=======================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $89,520,699)                           86,727,805
=======================================================================

                                               PRINCIPAL
                                                 AMOUNT
U.S. GOVERNMENT AGENCY SECURITIES-3.57%

Federal Home Loan Mortgage Corp., Unsec.
  Disc. Notes, 1.72%, 08/01/02 (Cost
  $3,219,000)(b)                               $3,219,000     3,219,000
=======================================================================
TOTAL INVESTMENTS-99.68% (Cost $92,739,699)                  89,946,805
=======================================================================
OTHER ASSETS LESS LIABILITIES-0.32%                             289,079
=======================================================================
NET ASSETS-100.00%                                          $90,235,884
_______________________________________________________________________
=======================================================================

Investment Abbreviations:

ADR     - American Depositary Receipt
Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
---------------------------------------------------------------

JULY 31, 2002

ASSETS:

Investments, at market value (cost
  $92,739,699)                                  $89,946,805
-----------------------------------------------------------
Receivables for:
  Investments sold                                  488,022
-----------------------------------------------------------
  Fund shares sold                                  945,144
-----------------------------------------------------------
  Dividends                                         263,887
-----------------------------------------------------------
Investment for deferred compensation plan            26,878
-----------------------------------------------------------
Other assets                                         40,554
===========================================================
    Total assets                                 91,711,290
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                           1,077,730
-----------------------------------------------------------
  Fund shares reacquired                            170,361
-----------------------------------------------------------
  Deferred compensation plan                         26,878
-----------------------------------------------------------
Accrued distribution fees                           138,938
-----------------------------------------------------------
Accrued trustees' fees                                  915
-----------------------------------------------------------
Accrued transfer agent fees                          25,982
-----------------------------------------------------------
Accrued operating expenses                           34,602
===========================================================
    Total liabilities                             1,475,406
===========================================================
Net assets applicable to shares outstanding     $90,235,884
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                         $34,142,557
___________________________________________________________
===========================================================
Class B                                         $13,470,583
___________________________________________________________
===========================================================
Class C                                         $42,610,185
___________________________________________________________
===========================================================
Class R                                         $    12,559
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE:

Class A                                           2,834,533
___________________________________________________________
===========================================================
Class B                                           1,149,229
___________________________________________________________
===========================================================
Class C                                           3,639,104
___________________________________________________________
===========================================================
Class R                                               1,043
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                     $     12.05
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $12.05 divided by
      94.50%)                                   $     12.75
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per share  $     11.72
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per share  $     11.71
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per share  $     12.04
___________________________________________________________
===========================================================

STATEMENT OF OPERATIONS
---------------------------------------------------------------

FOR THE YEAR ENDED JULY 31, 2002

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $298,931)                                    $  2,325,228
-----------------------------------------------------------
Interest                                             61,074
===========================================================
    Total investment income                       2,386,302
===========================================================

EXPENSES:

Advisory fees                                       947,030
-----------------------------------------------------------
Administrative services fees                         50,000
-----------------------------------------------------------
Custodian fees                                       54,865
-----------------------------------------------------------
Distribution fees -- Class A                        112,486
-----------------------------------------------------------
Distribution fees -- Class B                        108,029
-----------------------------------------------------------
Distribution fees -- Class C                        517,597
-----------------------------------------------------------
Distribution fees -- Class R                              7
-----------------------------------------------------------
Transfer agent fees                                 213,971
-----------------------------------------------------------
Trustees' fees                                        9,008
-----------------------------------------------------------
Other                                               123,464
===========================================================
    Total expenses                                2,136,457
===========================================================
Less: Expenses paid indirectly                       (1,110)
===========================================================
    Net expenses                                  2,135,347
===========================================================
Net investment income                               250,955
===========================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND FOREIGN
  CURRENCIES:

Net realized gain (loss) from:
  Investment securities                          (5,297,878)
-----------------------------------------------------------
  Foreign currencies                               (139,696)
===========================================================
                                                 (5,437,574)
===========================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                          (8,152,841)
-----------------------------------------------------------
  Foreign currencies                                 15,695
===========================================================
                                                 (8,137,146)
===========================================================
Net gain (loss) from investment securities
  and foreign currencies                        (13,574,720)
===========================================================
Net increase (decrease) in net assets
  resulting from operations                    $(13,323,765)
___________________________________________________________
===========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE YEARS ENDED JULY 31, 2002 AND 2001

                                                                  2002            2001
                                                              ------------    ------------
OPERATIONS:

  Net investment income (loss)                                $    250,955    $    (99,255)
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    foreign currencies                                          (5,437,574)      2,812,833
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                (8,137,146)    (21,198,473)
==========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                (13,323,765)    (18,484,895)
==========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                         (326,844)     (3,675,406)
------------------------------------------------------------------------------------------
  Class B                                                         (112,822)       (716,096)
------------------------------------------------------------------------------------------
  Class C                                                         (586,319)    (10,259,617)
------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       10,710,635       6,225,433
------------------------------------------------------------------------------------------
  Class B                                                        6,669,654       4,552,726
------------------------------------------------------------------------------------------
  Class C                                                      (12,052,459)     (3,518,037)
------------------------------------------------------------------------------------------
  Class R                                                           13,905              --
==========================================================================================
    Net increase (decrease) in net assets                       (9,008,015)    (25,875,892)
==========================================================================================

NET ASSETS:

  Beginning of year                                             99,243,899     125,119,791
==========================================================================================
  End of year                                                 $ 90,235,884    $ 99,243,899
__________________________________________________________________________________________
==========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $ 98,629,510    $ 92,831,000
------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                      (316,660)       (458,107)
------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities and foreign currencies                           (5,299,025)      1,511,801
------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities and foreign currencies                           (2,777,941)      5,359,205
==========================================================================================
                                                              $ 90,235,884    $ 99,243,899
__________________________________________________________________________________________
==========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

JULY 31, 2002


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM International Core Equity Fund (the "Fund"), formerly AIM International Value Fund, is a series portfolio of AIM Advisor Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of two separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers four different classes of shares: Class A shares, Class B shares, Class C shares and Class R shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Class R shares are sold at net asset value. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve high total return.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       On July 31, 2002, shares of beneficial interest was increased by $456,775, undistributed net investment income (loss) was decreased by $109,508 and undistributed net realized gains decreased by $347,267 as a result of differing book/tax treatment of the utilization of a portion of the proceeds from redemptions as distributions for federal income tax purposes, foreign currency transactions, net operating loss and other reclassifications. Net assets of the Fund were unaffected by the reclassification discussed above.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

       The Fund has a capital loss carryforward of $2,448,915 as of July 31, 2002 which may be carried forward to offset future taxable gains, if any, which expire, if not previously utilized, in the year 2010. As of July 31, 2002, the Fund has a post-October capital loss deferral of $2,837,513 and post-October currency loss deferral of $108,366, which will be recognized in the following tax year.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.


NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 1.00% of the Fund's average daily net assets. AIM has entered into a sub-advisory agreement with INVESCO Global Asset Management (N.A.), Inc. (IGAM) whereby AIM pays IGAM 40% of the net fee paid by the Fund to AIM.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended July 31, 2002, AIM was paid $50,000 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended July 31, 2002, AFS retained $95,005 for such services.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C and Class R shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares, Class C shares and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the year ended July 31, 2002, the Class A, Class B, Class C and Class R shares paid AIM Distributors $112,486, $108,029, $517,597 and $7, respectively, as compensation under the Plans.

  AIM Distributors retained commissions of $15,658 from sales of the Class A shares of the Fund during the year ended July 31, 2002. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended July 31, 2002, AIM Distributors retained $7, $0, $4,030 and $0 in contingent deferred sales charges imposed on redemptions of Class A, Class B, Class C and Class R shares, respectively.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

  During the year ended July 31, 2002, the Fund paid legal fees of $3,478 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the year ended July 31, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $1,110 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $1,110.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended July 31, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the years ended July 31, 2002 and 2001 were as follows:

                                       2002          2001
                                    ----------    -----------
Distributions paid from:
  Ordinary income                   $       --    $ 4,965,689
-------------------------------------------------------------
  Long-term capital gain             1,025,985      9,685,430
=============================================================
                                    $1,025,985    $14,651,119
_____________________________________________________________
=============================================================


  As of July 31, 2002, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Capital loss carryforward                       $(2,448,915)
-----------------------------------------------------------
Unrealized appreciation (depreciation)           (5,944,711)
===========================================================
                                                $(8,393,626)
___________________________________________________________
===========================================================


  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, the deferral of capital losses and currency losses incurred after October 31, the differing treatment of passive foreign investment companies, and timing differences.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended July 31, 2002 was $24,647,564 and $21,390,942, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of July 31, 2002 is as follows:

Aggregate unrealized appreciation of
  investment securities                        $ 12,588,650
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                         (15,572,788)
===========================================================
Net unrealized appreciation (depreciation) of
  investment securities                        $ (2,984,138)
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $92,930,943.


NOTE 8--SHARE INFORMATION

Changes in shares outstanding during the years ended July 31, 2002 and 2001 were as follows:

                                                                         2002                          2001
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
                                                              ----------    ------------    ----------    ------------
Sold:
  Class A                                                      3,602,188    $ 47,084,959     4,820,707    $ 76,472,942
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        784,310      10,006,307       381,219       5,709,213
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        871,261      11,192,071     1,114,774      16,413,689
----------------------------------------------------------------------------------------------------------------------
  Class R*                                                         1,043          13,905            --              --
======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                         23,834         301,266       229,494       3,508,962
----------------------------------------------------------------------------------------------------------------------
  Class B                                                          8,627         106,544        44,591         671,547
----------------------------------------------------------------------------------------------------------------------
  Class C                                                         42,024         518,574       594,141       8,935,880
======================================================================================================================
Reacquired:
  Class A                                                     (2,788,316)    (36,675,590)   (4,659,020)    (73,756,471)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (270,555)     (3,443,197)     (115,405)     (1,828,034)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                     (1,870,536)    (23,763,104)   (1,907,736)    (28,867,606)
======================================================================================================================
                                                                 403,880    $  5,341,735       502,765    $  7,260,122
______________________________________________________________________________________________________________________
======================================================================================================================

* Class R shares commenced sales on June 3, 2002.

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                         CLASS A
                                                         -----------------------------------------------------------------------
                                                               YEAR ENDED           SEVEN MONTHS
                                                                JULY 31,              ENDED           YEAR ENDED DECEMBER 31,
                                                         -----------------------    JULY 31,        ----------------------------
                                                          2002            2001        2000           1999       1998       1997
                                                         -------         -------    ------------    -------    -------    ------
Net asset value, beginning of period                     $ 13.96         $ 18.78      $ 19.92       $ 16.57    $ 14.99    $13.42(a)
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.09(b)         0.08(b)      0.08(b)       0.13       0.09      0.17(b)
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                            (1.86)          (2.64)       (1.22)         3.57       1.59      1.69
================================================================================================================================
    Total from investment operations                       (1.77)          (2.56)       (1.14)         3.70       1.68      1.86
================================================================================================================================
Less distributions:
  Dividends from net investment income                        --              --           --         (0.28)     (0.10)    (0.07)
--------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                    (0.14)          (2.26)          --         (0.07)        --     (0.22)
================================================================================================================================
    Total distributions                                    (0.14)          (2.26)          --         (0.35)     (0.10)    (0.29)
================================================================================================================================
Net asset value, end of period                           $ 12.05         $ 13.96      $ 18.78       $ 19.92    $ 16.57    $14.99
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(c)                                           (12.71)%        (14.66)%      (5.72)%       22.54%     11.20%    13.84%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $34,143         $27,870      $30,153       $31,412    $28,281    $8,444
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                          1.82%(d)        1.57%        1.54%(e)      1.51%      1.57%     1.71%
--------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                       1.82%(d)        1.67%        1.64%(e)      1.72%      1.81%     1.81%
================================================================================================================================
Ratio of net investment income to average net assets        0.70%(d)        0.49%        0.70%(e)      0.71%      0.84%     0.83%
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate                                       23%             23%          18%           24%         9%        9%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a) Net assets value has been restated to reflect a 4 for 1 stock split, effected in the form of a 300% stock dividend, on November 7, 1997.
(b)  Calculated using average shares outstanding.
(c) Does not include sales charges and is not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $32,138,914.
(e)  Annualized.


                                                                                  CLASS B
                                                  -----------------------------------------------------------------------
                                                                                                          MARCH 3, 1998
                                                      YEAR ENDED        SEVEN MONTHS                       (DATE SALES
                                                       JULY 31,            ENDED         YEAR ENDED       COMMENCED) TO
                                                  ------------------      JULY 31,      DECEMBER 31,      DECEMBER 31,
                                                   2002       2001          2000            1999              1998
                                                  -------    -------    ------------    ------------    -----------------
Net asset value, beginning of period              $ 13.67    $ 18.59       $19.81          $ 16.48           $ 16.21
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                       0.01(a)   (0.05)(a)    (0.01)(a)        (0.01)               --
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                        (1.82)     (2.61)       (1.21)            3.56              0.27
=========================================================================================================================
    Total from investment operations                (1.81)     (2.66)       (1.22)            3.55              0.27
=========================================================================================================================
Less distributions:
  Dividends from net investment income                 --         --           --            (0.15)               --
-------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains             (0.14)     (2.26)          --            (0.07)               --
=========================================================================================================================
    Total distributions                             (0.14)     (2.26)          --            (0.22)               --
=========================================================================================================================
Net asset value, end of period                    $ 11.72    $ 13.67       $18.59          $ 19.81            $16.48
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(b)                                    (13.27)%   (15.42)%      (6.16)%          21.70%             1.67%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)          $13,471    $ 8,572       $5,883          $ 5,642            $4,289
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                   2.48%(c)   2.36%        2.32%(d)         2.27%             2.32%(d)
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                2.48%(c)   2.36%        2.32%(d)         2.38%             2.46%(d)
=========================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                         0.04%(c)  (0.30)%      (0.08)%(d)       (0.05)%            0.09%(d)
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate                                23%        23%          18%              24%                9%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $10,802,915.
(d)  Annualized.


                                                                                     CLASS C
                                                      ---------------------------------------------------------------------
                                                          YEAR ENDED        SEVEN MONTHS
                                                           JULY 31,            ENDED            YEAR ENDED DECEMBER 31,
                                                      ------------------      JULY 31,      -------------------------------
                                                       2002       2001          2000          1999        1998       1997
                                                      -------    -------    ------------    --------    --------    -------
Net asset value, beginning of period                  $ 13.66    $ 18.58      $ 19.80       $  16.48    $  14.93    $ 13.42
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                           0.01(a)   (0.05)(a)    (0.01)(a)      (0.01)(a)      --       0.01(a)
---------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                     (1.82)     (2.61)       (1.21)          3.55        1.55       1.73
===========================================================================================================================
    Total from investment operations                    (1.81)     (2.66)       (1.22)          3.54        1.55       1.74
===========================================================================================================================
Less distributions:
  Dividends from net investment income                     --         --           --          (0.15)         --      (0.01)
---------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                 (0.14)     (2.26)          --          (0.07)         --      (0.22)
===========================================================================================================================
    Total distributions                                 (0.14)     (2.26)          --          (0.22)         --      (0.23)
===========================================================================================================================
Net asset value, end of period                        $ 11.71    $ 13.66      $ 18.58       $  19.80    $  16.48    $ 14.93
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(b)                                        (13.29)%   (15.42)%      (6.16)%        21.64%      10.38%     12.98%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $42,610    $62,802      $89,084       $108,821    $105,083    $93,162
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                       2.48%(c)   2.36%        2.32%(d)       2.27%       2.32%      2.46%
---------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                    2.48%(c)   2.36%        2.32%(d)       2.38%       2.46%      2.46%
===========================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                 0.04%(c)  (0.30)%      (0.08)%(d)     (0.05)%      0.09%      0.08%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Portfolio turnover rate                                    23%        23%          18%            24%          9%         9%
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $51,759,679.
(d)  Annualized.


                                                                 CLASS R
                                                              -------------
                                                              JUNE 3, 2002
                                                               (DATE SALES
                                                              COMMENCED) TO
                                                                JULY 31,
                                                                  2002
                                                              -------------
Net asset value, beginning of period                             $ 13.92
---------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                             0.01(a)
---------------------------------------------------------------------------
  Net losses on securities (both realized and unrealized)          (1.89)
===========================================================================
    Total from investment operations                               (1.88)
===========================================================================
Net asset value, end of period                                   $ 12.04
___________________________________________________________________________
===========================================================================
Total return(b)                                                   (13.51)%
___________________________________________________________________________
===========================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $    13
___________________________________________________________________________
===========================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                  1.97%(c)
---------------------------------------------------------------------------
  Without fee waivers                                               1.97%(c)
===========================================================================
Ratio of net investment income to average net assets                0.55%(c)
___________________________________________________________________________
===========================================================================
Portfolio turnover rate                                               23%
___________________________________________________________________________
===========================================================================

(a)  Calculated using average shares outstanding.
(b)  Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $9,199.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders of AIM International Core Equity Fund
And Board of Trustees of AIM Advisors Funds:

We have audited the accompanying statement of assets and liabilities of AIM International Core Equity Fund (a portfolio of AIM Advisors Funds), including the schedule of investments, as of July 31, 2002, and the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through July 31, 2000 were audited by other auditors whose report dated September 1, 2000, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM International Core Equity Fund as of July 31, 2002, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States.

                                          /s/ Ernst & Young LLP

Houston, Texas
September 10, 2002

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

As of December 31, 2001

The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with any predecessor entities.

---------------------------------------------------------------------------------------------------------------------------------
                             TRUSTEE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS                OTHER DIRECTORSHIP(S)
NAME, YEAR OF BIRTH AND      AND/OR                                                               HELD BY TRUSTEE
POSITION(S) HELD WITH        OFFICER
THE TRUST                    SINCE
---------------------------------------------------------------------------------------------------------------------------------

INTERESTED PERSON

Robert H. Graham* - 1946      1997     Chairman, President and Chief Executive Officer, A I M     None
Trustee, Chairman and                  Management Group Inc. (financial services holding
President                              company); Chairman and President, A I M Advisors, Inc.
                                       (registered investment advisor); Director and Senior
                                       Vice President, A I M Capital Management, Inc.
                                       (registered investment advisor); Chairman, A I M
                                       Distributors, Inc. (registered broker dealer), A I M
                                       Fund Services, Inc. (registered transfer agent) and Fund
                                       Management Company (registered broker dealer); and
                                       Director and Vice Chairman, AMVESCAP PLC (parent of AIM
                                       and a global investment management firm)

INDEPENDENT TRUSTEES

Frank S. Bayley - 1939        2001     Of Counsel, law firm of Baker & McKenzie                   Badgley Funds, Inc. (registered
Trustee                                                                                           investment company)

Bruce L. Crockett - 1944      1997     Chairman, Crockett Technology Associates (technology       ACE Limited (insurance
Trustee                                consulting company)                                        company); and Captaris, Inc.
                                                                                                  (unified messaging provider)

Albert R. Dowden - 1941       2000     Chairman, Cortland Trust, Inc. (registered investment      None
Trustee                                company) and DHJ Media, Inc.; Director, Magellan
                                       Insurance Company; Member of Advisory Board of Rotary
                                       Power International (designer, manufacturer, and seller
                                       of rotary power engines); formerly, Director, President
                                       and CEO, Volvo Group North America, Inc.; and director
                                       of various affiliated Volvo companies

Edward K. Dunn, Jr. - 1935    1998     Formerly, Chairman, Mercantile Mortgage Corp.; Vice        None
Trustee                                Chairman, President and Chief Operating Officer,
                                       Mercantile-Safe Deposit & Trust Co.; and President,
                                       Mercantile Bankshares Corp.

Jack M. Fields - 1952         1997     Chief Executive Officer, Twenty First Century Group,       Administaff
Trustee                                Inc. (government affairs company)

Carl Frischling - 1937        1997     Partner, law firm of Kramer Levin Naftalis and Frankel     Cortland Trust, Inc.
Trustee                                LLP                                                        (registered investment company)

Prema Mathai-Davis - 1950     1998     Formerly, Chief Executive Officer, YWCA of the USA         None
Trustee

Lewis F. Pennock - 1942       1997     Partner, law firm of Pennock & Cooper                      None
Trustee

Ruth H. Quigley - 1935        2001     Retired                                                    None
Trustee

Louis S. Sklar - 1939         1997     Executive Vice President, Development and Operations,      None
Trustee                                Hines Interests Limited Partnership (real estate
                                       development company)

 * Mr. Graham is considered an interested person of the fund because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

--------------------------------------------------------------------------------

As of December 31, 2001

The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with any predecessor entities.

-----------------------------------------------------------------------------------------------------------------------------
                         TRUSTEE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS                OTHER DIRECTORSHIP(S)
NAME, YEAR OF BIRTH AND  AND/OR                                                               HELD BY TRUSTEE
POSITION(S) HELD WITH    OFFICER
THE TRUST                SINCE
-----------------------------------------------------------------------------------------------------------------------------

OTHER OFFICERS

Gary T. Crum - 1947       1997     Director and President, A I M Capital Management, Inc.;    N/A
Senior Vice President              Director and Executive Vice President, A I M Management
                                   Group Inc.; Director and Senior Vice President, A I M
                                   Advisors, Inc.; and Director, A I M Distributors, Inc.
                                   and AMVESCAP PLC

Carol F. Relihan - 1954   1997     Director, Senior Vice President, General Counsel and       N/A
Senior Vice President              Secretary, A I M Advisors, Inc. and A I M Management
and Secretary                      Group Inc.; Director, Vice President and General
                                   Counsel, Fund Management Company; and Vice President,
                                   A I M Fund Services, Inc., A I M Capital Management,
                                   Inc. and A I M Distributors, Inc.

Robert G. Alley - 1948    1997     Senior Vice President, A I M Capital Management, Inc.;     N/A
Vice President                     and Vice President, A I M Advisors, Inc.

Stuart W. Coco - 1955     1997     Senior Vice President, A I M Capital Management, Inc.;     N/A
Vice President                     and Vice President, A I M Advisors, Inc.

Melville B. Cox - 1943    1997     Vice President and Chief Compliance Officer, A I M         N/A
Vice President                     Advisors, Inc. and A I M Capital Management, Inc.; and
                                   Vice President, A I M Fund Services, Inc.

Karen Dunn                1997     Senior Vice President, A I M Capital Management, Inc.;     N/A
Kelley - 1960                      Director and President, Fund Management Company; and
Vice President                     Vice President, A I M Advisors, Inc.

Edgar M. Larsen - 1940    1999     Vice President, A I M Advisors, Inc. and A I M Capital     N/A
Vice President                     Management, Inc.

Dana R. Sutton - 1959     1997     Vice President and Fund Treasurer, A I M Advisors, Inc.    N/A
Vice President and
Treasurer

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.
-----------------------------------------------------------------------------------------------------------------------------

OFFICE OF THE FUND      INVESTMENT ADVISOR          DISTRIBUTOR              AUDITORS                      SUB-ADVISOR
11 Greenway Plaza       A I M Advisors, Inc.        A I M Distributors,      Ernst & Young LLP             INVESCO Global Asset
Suite 100               11 Greenway Plaza           Inc.                     5 Houston Center              Management (N.A.), Inc.
Houston, TX 77046       Suite 100                   11 Greenway Plaza        1401 McKinney, Suite 1200     1315 Peachtree Street,
                        Houston, TX 77046           Suite 100                Houston, TX 77010-2007        N.E.
                                                    Houston, TX 77046                                      Atlanta, GA 30309

COUNSEL TO THE FUND     COUNSEL TO THE TRUSTEES     TRANSFER AGENT           CUSTODIAN
Ballard Spahr           Kramer, Levin, Naftalis &   A I M Fund Services,     State Street Bank and Trust
Andrews & Ingersoll,    Frankel LLP                 Inc.                     Company
LLP                     919 Third Avenue            P.O. Box 4739            225 Franklin Street
1735 Market Street      New York, NY 10022          Houston, TX 77210-4739   Boston, MA 02110
Philadelphia, PA 19103

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)

Of ordinary dividends paid to shareholders during the Fund's tax year ended July 31, 2002, 0% is eligible for the dividends received deduction for corporations. The Fund also distributed long-term capital gains of $1,511,985 for the Fund's tax year ended July 31, 2002, which will be taxed as long term gain.

                            EQUITY FUNDS                                            FIXED-INCOME FUNDS

    DOMESTIC EQUITY FUNDS                INTERNATIONAL/GLOBAL EQUITY FUNDS       TAXABLE FIXED-INCOME FUNDS

       MORE AGGRESSIVE                             MORE AGGRESSIVE                    MORE AGGRESSIVE

AIM Emerging Growth                     AIM Developing Markets                  AIM High Yield II
AIM Small Cap Growth(1)                 AIM European Small Company              AIM High Yield
AIM Aggressive Growth                   AIM Asia Pacific Growth(2)              AIM Strategic Income
AIM Opportunities I(2,3)                AIM International Emerging Growth       AIM Income
AIM Mid Cap Growth                      AIM Global Aggressive Growth            AIM Global Income
AIM Dent Demographic Trends             AIM European Growth(2)                  AIM Total Return Bond
AIM Opportunities II(2,3)               AIM International Growth(2)             AIM Intermediate Government
AIM Constellation                       AIM Global Growth                       AIM Short Term Bond
AIM Large Cap Growth                    AIM Worldwide Spectrum                  AIM Floating Rate
AIM Weingarten                          AIM Global Trends                       AIM Limited Maturity Treasury
AIM Opportunities III(2,3)              AIM International Core Equity(2)        AIM Money Market
AIM Small Cap Equity
AIM Capital Development                           MORE CONSERVATIVE                  MORE CONSERVATIVE
AIM Mid Cap Core Equity(2)
AIM Select Equity                                SECTOR EQUITY FUNDS             TAX-FREE FIXED-INCOME FUNDS
AIM Premier Equity II(2)
AIM Premier Equity(2)                              MORE AGGRESSIVE                    MORE AGGRESSIVE
AIM Blue Chip
AIM Mid Cap Basic Value                 AIM New Technology                      AIM High Income Municipal
AIM Large Cap Core Equity               AIM Global Science and Technology(2)    AIM Municipal Bond
AIM Charter                             AIM Global Energy                       AIM Tax-Free Intermediate
AIM Basic Value                         AIM Global Financial Services           AIM Tax-Exempt Cash
AIM Large Cap Basic Value               AIM Global Health Care
AIM Balanced                            AIM Global Utilities                         MORE CONSERVATIVE
AIM Basic Balanced                      AIM Real Estate
                                                                                       [AIM FUNDS LOGO]
    MORE CONSERVATIVE                             MORE CONSERVATIVE                --Registered Trademark--

When assessing the degree of risk, AIM considered the following three factors: the funds' portfolio holdings, volatility patterns over time and diversification permitted within the fund. Fund rankings are relative to one another within the particular group of The AIM Family of Funds--Registered Trademark-- and should not be compared with other investments. There is no guarantee that any one AIM fund will be less volatile than any other. This order is subject to change. (1) On 3/18/02, AIM Small Cap Growth Fund was closed to most investors. For more information on who may continue to invest in the fund, please contact your financial advisor. (2) The following fund name changes became effective 7/1/02:
AIM Asian Growth Fund renamed AIM Asia Pacific Growth Fund; AIM European Development Fund renamed AIM European Growth Fund; AIM Global Telecommunications and Technology Fund renamed AIM Global Science and Technology Fund; AIM International Equity Fund renamed AIM International Growth Fund; AIM International Value Fund renamed AIM International Core Equity Fund; AIM Large Cap Opportunities Fund renamed AIM Opportunities III Fund; AIM Mid Cap Equity Fund renamed AIM Mid Cap Core Equity Fund; AIM Mid Cap Opportunities Fund renamed AIM Opportunities II Fund; AIM Small Cap Opportunities Fund renamed AIM Opportunities I Fund; AIM Value Fund renamed AIM Premier Equity Fund; AIM Value II Fund renamed AIM Premier Equity II Fund. (3) Effective 10/1/02, the fund reopened to new investors. FOR MORE COMPLETE INFORMATION ABOUT ANY AIM FUND, INCLUDING THE RISKS, SALES CHARGES AND EXPENSES, OBTAIN THE APPROPRIATE PROSPECTUS(ES) FROM YOUR FINANCIAL ADVISOR. PLEASE READ THE PROSPECTUS(ES) CAREFULLY BEFORE YOU INVEST OR SEND MONEY. If used as sales material after October 20, 2002, this report must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Review of Performance for the most recent quarter-end.

A I M Management Group Inc. has provided leadership in the mutual fund industry since 1976 and manages approximately $135 billion in assets for more than 9 million shareholders, including individual investors, corporate clients and financial institutions.*

     The AIM Family of Funds--Registered Trademark-- is distributed nationwide. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $364 billion in assets under management.*

*As of 6/30/02




                         INVEST WITH DISCIPLINE--Registered Trademark--
A I M Distributors, Inc.                                                ICE-AR-1

                          ANNUAL REPORT / JULY 31, 2002

                              AIM REAL ESTATE FUND

                                 [COVER IMAGE]

                                [AIM FUNDS LOGO]

                            --Registered Trademark--

================================================================================

                                 [COVER IMAGE]

                         NEW YORK, NEW YORK BY DIANA ONG

EVOLVING FROM BROWNSTONES TO SKYSCRAPERS, FROM EMPTY FIELDS TO INDUSTRIAL PARKS,

THE REAL ESTATE SECTOR HAS TRANSFORMED ITSELF THROUGH THE DECADES. LIKE NEW YORK

    CITY, THE FUND IS WELL POSITIONED TO TAKE ADVANTAGE OF FUTURE EXPANSIONS.

================================================================================

AIM Real Estate Fund is for shareholders who seek high total return on investment through capital appreciation and current income. The portfolio invests at least 80% of net assets in publicly traded securities of companies related to the real estate industry.

ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

o AIM Real Estate Fund's performance figures are historical, and they reflect fund expenses, the reinvestment of distributions and changes in net asset value.

o   Had the advisor not waived fees in the past, returns would have been lower.

o When sales charges are included in performance figures, Class A share performance reflects the maximum 4.75% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
    (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of Class A, Class B and Class C shares will differ due to different sales-charge structures and class expenses.

o The fund's average annual total returns as of the close of the reporting period are shown in a table on the pages that follow. In addition, industry regulations require us to provide average annual total returns (including sales charges) as of 6/30/02, the most recent calendar quarter-end. Those returns were as follows: Class A shares, five years 6.04%, one year 12.87%, inception (12/31/96) 6.39%; Class B shares, one year 12.78%, inception (3/3/98) 4.43%; Class C shares, five years 6.32%, one year 16.73%, inception (5/1/95) 11.00%.

o The fund may participate in the initial public offering market in some market cycles. Because of the fund's small asset base, any investment made in IPOs may significantly increase the fund's total return. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.

o Past performance cannot guarantee comparable future results. Because of recent significant market volatility, results of an investment made today may differ substantially from the historical performance shown. Call your financial advisor for more current performance.

o Investing in a single-sector mutual fund may involve greater risk and potential reward than investing in a more diversified fund.

o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The NAREIT (National Association of Real Estate Investment Trusts) Equity Index tracks the performance of all tax-qualified REITs listed on the New York Stock Exchange, the American Stock Exchange and the Nasdaq National Market System. Equity REITs are defined as REITs with 75% or more of their gross invested book assets invested directly or indirectly in the equity ownership of real estate.

o The unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

o The unmanaged MSCI World Index is a group of global securities tracked by Morgan Stanley Capital International.

o An investment cannot be made in an index. Unless otherwise indicated, index results include reinvested distributions, and they do not reflect sales charges or fund expenses.

   AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT
     AGENCY. THERE IS A RISK THAT YOU COULD LOSE SOME OR ALL OF YOUR MONEY.

  This report may be distributed only to current shareholders or to persons who have received a current prospectus of the fund.

                    DEAR FELLOW SHAREHOLDER:

                    During the fiscal year ended July 31, 2002, our nation and
[PHOTO OF           markets endured the effects of terrorism and war, an
ROBERT H.           economic downturn, and the worst bear market for equities in
GRAHAM]             almost 60 years.

                        Yet another distressing challenge for us as investors
                    has been coping with reports of accounting irregularities at a few high-profile, publicly traded companies. These reports have damaged confidence in corporate governance and financial reporting--confidence that is essential to the efficient functioning of financial markets. Some investors have withdrawn from the stock market, and as a result, assets in money market funds and other fixed-income instruments have risen substantially.

                        It is worth noting that, despite extensive media coverage of these stories, the number of firms involved is very small considering that there are about 17,000 publicly traded companies in the United States. In addition, our public and private institutions are already adopting policies designed to improve the accuracy of financial reports. We strongly support these legislative and regulatory changes that seek to improve accurate financial disclosure and sounder business ethics.

    Among such efforts are those of the New York Stock Exchange, which has established new standards governing companies listed there. These standards increase the authority of and tighten the definition of independent directors; they raise qualification requirements for audit committee members and grant them sole authority for hiring auditors. In addition, the vast majority of affected companies complied with a new Securities and Exchange Commission requirement that senior officers of firms attest to the accuracy of their financial statements. As companies, accountants, and regulators focus on improving standards in this area, I am certain that our markets, and investors' trust in them, will strengthen.

DIVERSIFICATION AGAIN PROVES ITS WORTH

As declining investor confidence took its toll on the equity markets, the value of portfolio diversification once more became clear. Domestic equities, represented by the S&P 500 Index, produced total return of -23.62% for the fiscal year covered by this report. By contrast, fixed-income investments, with the exception of high-yield bonds, did well.

    As always, but especially when markets are volatile, we encourage you to see your financial advisor for a fresh look at your portfolio. The value of many securities has changed significantly in the recent past, and the outperformance of fixed-income securities over equities may have significantly altered the character of your portfolio. Take this opportunity to re-examine your investment goals and make sure your portfolio still suits your objectives, time horizon, and risk tolerance.

YOUR FUND MANAGERS COMMENT

In the following pages your fund managers discuss factors that influenced your fund and how they managed the fund during the fiscal year covered by this report. We hope you find their discussion informative.

    The real estate sector generally bucked the bearish trend in equities, once again reinforcing the importance of diversification across market sectors. For the fiscal year ending July 31, 2002, Class A shares of AIM Real Estate Fund posted a total return of 16.10% at net asset value, outperforming not only the S&P 500 but also the NAREIT Equity Index, which gained 12.37% for the same period.

    You can find timely information about your fund and the markets on our Web site, www.aimfunds.com. Our Client Services Department can be reached during regular business hours at 800-959-4246.

    Thank you for your continued participation in The AIM Family of Funds--Registered Trademark--. I look forward to our next report to you in six months.


Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman
August 22, 2002

REITS POST STRONG PERFORMANCE, OUTPACE OTHER EQUITIES

HOW DID AIM REAL ESTATE FUND PERFORM DURING THE FISCAL YEAR?

Despite the U.S. economy's struggles to escape the lingering impact of recession, real estate investment trusts (REITs) continued their solid performance during the reporting period. And the fund benefited from that trend.

    For the fiscal year ended July 31, 2002, AIM Real Estate Fund posted total returns of 16.10% for Class A shares, 15.40% for Class B shares, and 15.35% for Class C shares. (These returns are at net asset value, and do not include sales charges.)

    By comparison, benchmark indexes failed to match the fund's performance. The NAREIT Equity Index (NAREIT) showed a gain for the reporting period. The NAREIT was up 12.37% for the year ended July 31. By contrast, the S&P 500 returned -23.62%.

    Net assets in the fund grew to $193.7 million, and the number of holdings reached 61 during the reporting period.

WHAT WAS THE MARKET ENVIRONMENT OVER THE REPORTING PERIOD?

As the fund's fiscal year began, the economy was weakening and the events of September 11, 2001 would soon shock the world. Gross domestic product (GDP) contracted in the first three quarters of 2001, and in November, the National Bureau of Economic Research declared that the country had slipped into a recession in March 2002.

    In an effort to stimulate economic growth, the Federal Reserve Board aggressively cut short-term interest rates throughout 2001, and the Federal fund's rate ended the fiscal year at 1.75%, a 41-year low.

    GDP inched into positive territory in the fourth quarter of 2001 and remained positive for the first two quarters of 2002. First quarter GDP grew at a robust annualized rate of 5.0%, suggesting that the economy was clearly rebounding. But second quarter GDP growth, while positive, was just 1.1%.

    At its March 2002 meeting, the Federal Reserve adopted a neutral stance, indicating its belief that future risks to the economy were evenly weighted between weakness and inflation. And it retained this stance through the close of the fiscal year. More positively, personal income, consumer spending and retail sales remained relatively strong, and inflation remained under control.

HOW WERE REITS AFFECTED BY MARKET CONDITIONS?

The investment performance of the REIT market was buoyed as a result of investors seeking stocks that offered lower volatility than the broader equity market. Investors continued to gravitate toward the relatively attractive dividend yield of REITs (approximately 6.5%) in the current market environment. As a result of investor interest, dedicated REIT mutual funds have attracted more than $3.7 billion in new capital through July 31, 2002.

    Apart from the investor interest garnered by REITs over the past year, the lingering effects of a slowdown in business activity and corporate profits have resulted in lower commercial tenant space needs and a reduction in lodging requirements. Historically, low interest rates have also been a double-edged sword for REITs.

    On the one hand, the industry has benefited from lower borrowing costs. And retail oriented REITs (those with regional malls and shopping centers) have experienced positive fundamentals (higher sales per square foot and increased occupancies) because of sustained consumer consumption. On the other hand, low interest rates have afforded many renters the opportunity to purchase homes, which has resulted in lower apartment occupancy rates.

HOW DID YOU MANAGE THE FUND?

The fund has continued its emphasis on defensive property sectors like retail, self-storage and health care. These tend to offer lower sensitivity to slow GDP growth. As GDP growth improves and as business related travel increases, the fund's exposure to office and hotel properties may increase. We may also increase multi-family REIT positions once interest rates

================================================================================

GROWTH OF TOTAL NET ASSETS

IN MILLIONS

                                   [BAR CHART]

$56             $68          $194
7/31/00       7/31/01       7/31/02

================================================================================

FUND PERFORMANCE VS INDEXES

(TOTAL RETURNS (AS OF 7/31/02) EXCLUDING SALES CHARGES.)

                                   [BAR CHART]

AIM Real Estate Fund       16.10%
Class A Shares

NAREIT Equity Index        12.37%

S&P 500                   -23.62%

================================================================================

PORTFOLIO COMPOSITION

As of 7/31/02, based on total net assets

================================================================================================================================
TOP 10 HOLDINGS                                     PROPERTY DIVERSIFICATION                    [PIE CHART]
--------------------------------------------------------------------------------------------------------------------------------
 1. ProLogis                                 4.8%   Other                               11%     Regional Malls               16%

 2. Simon Property Group, Inc.               4.5    Industrial Properties                8%     Shopping Centers             13%

 3. Vornado Realty Trust                     4.4    Health Care                          8%     Office Properties            13%

 4. General Growth Properties, Inc.          4.3    Industrial/Office Properties         6%     Apartments                   12%

 5. SL Green Realty Corp.                    3.6    Self-Storage Facilities              5%

 6. United Dominion Realty Trust, Inc.       3.5    Diversified                          5%

 7. Public Storage, Inc.                     3.5    Specialty Properties                 3%

 8. PS Business Parks, Inc.                  2.8

 9. Plum Creek Timber Co., Inc.              2.8

10. Liberty Property Trust                   2.8

TOTAL NET ASSETS: $193.7 MILLION                    TOTAL NUMBER OF HOLDINGS: 61

The fund's portfolio is subject to change, and there is no assurance that the fund will continue to hold any particular security.
================================================================================================================================

begin to rise or values have sufficiently adjusted downward to account for lower occupancies. Apartment occupancies have been under pressure from tenants moving out to purchase homes.

    We remain focused on companies with above-average market capitalization and liquidity, strong balance sheets, plus superior asset quality. Over the near-term, we expect to retain an emphasis on property markets with high barriers to new construction, mainly in the Northeastern U.S. and Southern California.

    Fund performance has benefited as we increased holdings in four property types during the reporting period--health care, self-storage, retail and industrial. Similarly, we have benefited the fund by decreasing holdings in four property types--apartments, diversified, office and hotels--all of which have struggled because of the slow recovery in commercial space demand.

WHAT COMPANIES HELPED FUND PERFORMANCE?

Four stocks are discussed below. All contributed positive results to fund performance.

    Simon Property Group is the fund's second largest holding and is the largest owner of regional malls in the U.S. The real estate investment company owns, develops and manages more than 250 properties in 36 states. Simon also owns retail properties in Europe. The company has benefited from favorable acquisitions and increasing occupancies.

    Vornado Realty Trust concentrates on New York office space, with 70 buildings in the New York City area providing about half its revenue. The REIT also owns 55 shopping centers in six states and Puerto Rico. The company is attractive because of its strong management team, attractive valuations and superior earnings growth compared to its peers.

    General Growth Properties is the second-largest owner and operator of malls in the U.S. It owns or operates more than 160 shopping malls, encompassing 100 million square feet of retail space, and occupied by more than 15,000 retail tenants. The company dominates middle-sized markets, and the stock trades at attractive levels compared to its peers.

    ProLogis provides warehouse distribution facilities and services. The company has distribution facilities owned, managed, and under development in markets throughout North America, Europe and Japan. The company's European property development has helped maintain better earnings growth compared to peers.

WHAT WERE CONDITIONS AT THE CLOSE OF THE PERIOD?

Economic indexes continued to give conflicting signals at the close of the fiscal year. Conditions remained uncertain throughout all financial markets.

    Manufacturing activity grew in July, but at a slow rate. Productivity grew in the second quarter and the Producer Price Index declined in July, both positive signs for REITs. The Conference Board's Consumer Confidence Index--considered an indicator of future spending patterns--declined in June and then fell sharply in July. Nonetheless, July retail sales grew by 1.2%. The unemployment rate was unchanged at 5.9% in July from June. Consumer spending continues to depend heavily on the perception by individuals that their jobs are secure.

    Investor concerns about the safety of invested principal is also likely to be crucial. In light of the strong new legislation on corporate governance that was enacted by the U.S. Congress during the period, business practices and the reliability of financial statements appear likely to improve. But it will take time for investors to regain trust in corporate governance and accounting practices, and meanwhile volatility will probably remain high.

    As of the end of the period, investors remained extremely sensitive to every news item, with stock markets volatile and uncertain.

          See important fund and index disclosures inside front cover.

PORTFOLIO MANAGEMENT TEAM

Joe Rodriguez, Jr. (Lead manager)
Mark Blackburn
Jim Trowbridge

YOUR FUND'S LONG-TERM PERFORMANCE

================================================================================

AVERAGE ANNUAL TOTAL RETURNS

As of 7/31/02, including sales charges

CLASS A SHARES
 Inception (12/31/96)       5.59%
  5 Years                   4.23
  1 Year                   10.56

CLASS B SHARES
 Inception (3/3/98)         3.45%
  1 Year                   10.40

CLASS C SHARES
 Inception (5/1/95)        10.29%
  5 Years                   4.50
  1 Year                   14.35

DUE TO RECENT SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

================================================================================

RESULTS OF A $10,000 INVESTMENT
5/1/95-7/31/02

                                  [HYPO CHART]

AIM REAL ESTATE FUND
CLASS C SHARES                              S&P 500         NAREIT EQUITY INDEX
4/30/95      10000         4/30/95           10000                10000
7/31/95      10311         7/31/95           10992                10588
10/31/95     10293         10/31/95          11444                11087
1/31/96      11097         1/31/96           12589                11546
4/30/96      11090         4/30/96           13017                11809
7/31/96      11468         7/31/96           12810                12334
10/31/96     12688         10/31/96          14197                13141
1/31/97      14874         1/31/97           15900                15618
4/30/97      14229         4/30/97           16285                15727
7/31/97      16317         7/31/97           19483                16509
10/31/97     17287         10/31/97          18750                18460
1/31/98      17510         1/31/98           20175                18782
4/30/98      17073         4/30/98           22970                18695
7/31/98      15425         7/31/98           23242                17838
10/31/98     13455         10/31/98          22876                15961
1/31/99      13167         1/31/99           26732                15495
4/30/99      14216         4/30/99           27980                14748
7/31/99      13713         7/31/99           27933                16235
10/31/99     12758         10/31/99          28743                14930
1/31/00      13161         1/31/00           29492                14779
4/30/00      14531         4/30/00           30809                15133
7/31/00      16419         7/31/00           30437                16727
10/31/00     15605         10/31/00          30492                18006
1/31/01      16651         1/31/01           29229                18676
4/30/01      16610         4/30/01           26815                18750
7/31/01      17626         7/31/01           26081                20814
10/31/01     17328         10/31/01          22907                20268
1/31/02      18543         1/31/02           24518                21278
4/30/02      20163         4/30/02           23437                23035
7/31/02      20342         7/31/02           19926                24187

Past performance cannot guarantee comparable future results.

================================================================================

================================================================================

                                                         CLASS C SHARES
CALENDAR YEAR TOTAL RETURNS (%)                          EXCLUDING SALES CHARGES

    1995*       1996        1997        1998         1999        2000       2001
    9.12       36.44       18.88      -23.16        -3.54       28.25       9.49

                                                                 *Inception year

================================================================================

This chart (top right) compares the performance of AIM Real Estate Fund Class C shares to its benchmark indexes. It is intended to give you a general idea of how your fund performed compared to these indexes over the period
5/1/95-7/31/02.

    It is important to understand the difference between your fund and an index. A market index such as the S&P 500 or the NAREIT Equity Index is not managed and incurs no sales charges, expenses or fees. If you could buy all the securities that make up a market index, you would incur expenses that would affect your investment return.

    In addition, it is worth noting that the S&P 500 represents stocks only, whereas your fund invests primarily in the real estate investment trust (REIT) securities that produce much of their current income in the form of yields. An index of REITs, such as the National Association of Real Estate Investment Trusts (NAREIT) Equity Index, includes all tax-qualified REITs listed on the New York Stock Exchange, the American Stock Exchange and the Nasdaq National Market System, regardless of management style and investment strategy.

    Performance shown in the chart and table do not reflect deduction of taxes a shareholder would pay on fund distributions or sale of fund shares. Index performance does not reflect the effects of taxes either.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

JULY 31, 2002

                                                                 MARKET
                                                   SHARES        VALUE
REAL ESTATE INVESTMENT TRUSTS, STOCKS & OTHER
  EQUITY INTERESTS-95.81%

APARTMENTS-11.67%

Apartment Investment & Management Co.- Class A       93,400   $  4,199,264
--------------------------------------------------------------------------
Archstone-Smith Trust                                31,617        803,072
--------------------------------------------------------------------------
Avalonbay Communities, Inc.                          33,200      1,492,340
--------------------------------------------------------------------------
Camden Property Trust                               110,800      4,099,600
--------------------------------------------------------------------------
Equity Residential                                   74,300      1,987,525
--------------------------------------------------------------------------
Gables Residential Trust                             42,800      1,245,908
--------------------------------------------------------------------------
Post Properties, Inc.                                60,000      1,767,600
--------------------------------------------------------------------------
Summit Properties Inc.                               14,100        302,445
--------------------------------------------------------------------------
United Dominion Realty Trust, Inc.                  414,000      6,706,800
==========================================================================
                                                                22,604,554
==========================================================================

DIVERSIFIED-5.10%

Cominar Real Estate Investment Trust (Canada)        19,300        150,815
--------------------------------------------------------------------------
H&R Real Estate Investment Trust (Canada)            30,500        263,575
--------------------------------------------------------------------------
Lexington Corporate Properties Trust                 42,800        688,224
--------------------------------------------------------------------------
Nuveen Real Estate Income Fund                       20,900        319,979
--------------------------------------------------------------------------
Vornado Realty Trust                                194,400      8,466,120
==========================================================================
                                                                 9,888,713
==========================================================================

FREESTANDING-1.58%

Commercial Net Lease Realty                          59,800        968,162
--------------------------------------------------------------------------
Getty Realty Corp.                                   49,200        939,720
--------------------------------------------------------------------------
Realty Income Corp.                                  33,900      1,145,820
==========================================================================
                                                                 3,053,702
==========================================================================

HEALTHCARE-7.59%

Health Care Property Investors, Inc.                 81,800      3,583,658
--------------------------------------------------------------------------
Health Care REIT, Inc.                              160,500      4,734,750
--------------------------------------------------------------------------
Retirement Residences Real Estate Investment
  Trust (Canada)                                     52,900        431,087
--------------------------------------------------------------------------
Senior Housing Properties Trust                     424,300      5,299,507
--------------------------------------------------------------------------
Ventas, Inc.                                         50,100        651,300
==========================================================================
                                                                14,700,302
==========================================================================

INDUSTRIAL PROPERTIES-8.49%

CenterPoint Properties Corp.                         88,100      5,146,802
--------------------------------------------------------------------------
First Industrial Realty Trust, Inc.                  47,700      1,543,095
--------------------------------------------------------------------------
Keystone Property Trust                              30,300        469,650
--------------------------------------------------------------------------

                                                                 MARKET
                                                   SHARES        VALUE
INDUSTRIAL PROPERTIES-(CONTINUED)

ProLogis                                            364,100   $  9,284,550
==========================================================================
                                                                16,444,097
==========================================================================

INDUSTRIAL/OFFICE PROPERTIES-5.59%

Liberty Property Trust                              166,250      5,344,937
--------------------------------------------------------------------------
PS Business Parks, Inc.                             155,800      5,484,160
==========================================================================
                                                                10,829,097
==========================================================================

LODGING-RESORTS-2.95%

Hospitality Properties Trust                        142,900      4,804,298
--------------------------------------------------------------------------
LaSalle Hotel Properties-Pfd., Series A, 10.25%      10,900        286,125
--------------------------------------------------------------------------
RFS Hotel Investors, Inc.                            51,100        629,552
==========================================================================
                                                                 5,719,975
==========================================================================

MANUFACTURED HOMES-2.12%

Chateau Communities, Inc.                           144,900      4,107,915
==========================================================================

OFFICE PROPERTIES-12.72%

Alexandria Real Estate Equities, Inc.                13,600        586,840
--------------------------------------------------------------------------
Boston Properties, Inc.                              86,400      3,222,720
--------------------------------------------------------------------------
Brandywine Realty Trust                              63,400      1,458,200
--------------------------------------------------------------------------
Equity Office Properties Trust                      172,407      4,548,097
--------------------------------------------------------------------------
Highwoods Properties, Inc.                           60,900      1,622,985
--------------------------------------------------------------------------
Mack-Cali Realty Corp.                              127,400      3,986,346
--------------------------------------------------------------------------
Prentiss Properties Trust                            81,100      2,301,618
--------------------------------------------------------------------------
SL Green Realty Corp.                               214,100      6,904,725
==========================================================================
                                                                24,631,531
==========================================================================

REGIONAL MALLS-16.54%

CBL & Associates Properties, Inc.                   122,300      4,489,633
--------------------------------------------------------------------------
Crown American Realty Trust                         139,900      1,287,080
--------------------------------------------------------------------------
General Growth Properties, Inc.                     171,000      8,290,080
--------------------------------------------------------------------------
Glimcher Realty Trust                                63,400      1,203,332
--------------------------------------------------------------------------
Macerich Co. (The)                                  159,600      4,772,040
--------------------------------------------------------------------------
Rouse Co. (The)                                     104,700      3,298,050
--------------------------------------------------------------------------
Simon Property Group, Inc.                          241,700      8,698,783
==========================================================================
                                                                32,038,998
==========================================================================

SELF STORAGE FACILITIES-5.51%

Public Storage, Inc.                                176,800      6,674,200
--------------------------------------------------------------------------
Shurgard Storage Centers, Inc.-Class A               74,200      2,597,000
--------------------------------------------------------------------------
Sovran Self Storage, Inc.                            42,400      1,392,840
==========================================================================
                                                                10,664,040
==========================================================================

                                                                 MARKET
                                                   SHARES        VALUE

SHOPPING CENTERS-12.69%

Chelsea Property Group, Inc.                        149,200   $  5,045,944
--------------------------------------------------------------------------
Developers Diversified Realty Corp.                 210,500      4,841,500
--------------------------------------------------------------------------
Federal Realty Investment Trust                      76,800      2,096,640
--------------------------------------------------------------------------
Heritage Property Investment Trust                  182,900      4,448,128
--------------------------------------------------------------------------
New Plan Excel Realty Trust                          73,000      1,428,610
--------------------------------------------------------------------------
Pan Pacific Retail Properties, Inc.                 138,300      4,778,265
--------------------------------------------------------------------------
Ramco-Gershenson Properties Trust                    53,000      1,081,200
--------------------------------------------------------------------------
RioCan Real Estate Investment Trust (Canada)        110,300        868,186
==========================================================================
                                                                24,588,473
==========================================================================

SPECIALTY PROPERTIES-3.26%

Entertainment Properties Trust                       38,000        877,800
--------------------------------------------------------------------------
Plum Creek Timber Co., Inc.                         190,500      5,429,250
==========================================================================
                                                                 6,307,050
==========================================================================
    Total Real Estate Investment Trusts, Stocks
      & Other Equity Interests (Cost
      $170,380,313)                                            185,578,447
==========================================================================

                                                 PRINCIPAL       MARKET
                                                   AMOUNT        VALUE
U.S. GOVERNMENT AGENCY SECURITIES-2.69%

FEDERAL HOME LOAN BANK-2.69%

Unsec. Disc. Notes, 1.72%, 08/01/02 (Cost
  $5,214,000)(a)                                 $5,214,000   $  5,214,000
==========================================================================
TOTAL INVESTMENTS-98.50% (Cost $175,594,313)                   190,792,447
==========================================================================
OTHER ASSETS LESS LIABILITIES-1.50%                              2,908,359
==========================================================================
NET ASSETS-100.00%                                            $193,700,806
__________________________________________________________________________
==========================================================================

Investment Abbreviations:

Disc.   - Discounted
Pfd.    - Preferred
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) The interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
---------------------------------------------------------------

JULY 31, 2002

ASSETS:

Investments, at market value (cost
  $175,594,313)                                $190,792,447
-----------------------------------------------------------
Foreign currencies, at value (cost
  $345,476)                                         342,741
-----------------------------------------------------------
Cash                                                    400
-----------------------------------------------------------
Receivables for:
  Investments sold                                  427,039
-----------------------------------------------------------
  Fund shares sold                                3,258,816
-----------------------------------------------------------
  Dividends                                         375,592
-----------------------------------------------------------
Investment for deferred compensation plan            26,156
-----------------------------------------------------------
Other assets                                         37,585
===========================================================
    Total assets                                195,260,776
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                             926,279
-----------------------------------------------------------
  Fund shares reacquired                            381,269
-----------------------------------------------------------
  Deferred compensation plan                         26,156
-----------------------------------------------------------
Accrued distribution fees                           142,269
-----------------------------------------------------------
Accrued trustees' fees                                  822
-----------------------------------------------------------
Accrued transfer agent fees                          46,557
-----------------------------------------------------------
Accrued operating expenses                           36,618
===========================================================
    Total liabilities                             1,559,970
===========================================================
Net assets applicable to shares outstanding    $193,700,806
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $ 86,410,742
___________________________________________________________
===========================================================
Class B                                        $ 69,557,006
___________________________________________________________
===========================================================
Class C                                        $ 37,733,058
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE:

Class A                                           5,665,287
___________________________________________________________
===========================================================
Class B                                           4,548,473
___________________________________________________________
===========================================================
Class C                                           2,471,870
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      15.25
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $15.25 divided
      by 95.25%)                               $      16.01
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $      15.29
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $      15.26
___________________________________________________________
===========================================================

STATEMENT OF OPERATIONS
---------------------------------------------------------------

FOR THE YEAR ENDED JULY 31, 2002

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $2,056)                                       $ 4,925,899
-----------------------------------------------------------
Interest                                            116,082
===========================================================
    Total investment income                       5,041,981
===========================================================

EXPENSES:

Advisory fees                                       903,720
-----------------------------------------------------------
Administrative services fees                         50,000
-----------------------------------------------------------
Custodian fees                                       37,632
-----------------------------------------------------------
Distribution fees -- Class A                        153,147
-----------------------------------------------------------
Distribution fees -- Class B                        300,302
-----------------------------------------------------------
Distribution fees -- Class C                        266,268
-----------------------------------------------------------
Transfer agent fees                                 298,430
-----------------------------------------------------------
Trustees' fees                                        8,662
-----------------------------------------------------------
Other                                               122,208
===========================================================
    Total expenses                                2,140,369
===========================================================
Less: Expenses paid indirectly                       (1,186)
===========================================================
    Net expenses                                  2,139,183
===========================================================
Net investment income                             2,902,798
===========================================================

REALIZED AND UNREALIZED GAIN FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain from:
  Investment securities                           2,342,208
-----------------------------------------------------------
  Foreign currencies                                  2,688
===========================================================
                                                  2,344,896
===========================================================
Change in net unrealized appreciation of:
  Investment securities                           7,439,634
-----------------------------------------------------------
  Foreign currencies                                  1,440
===========================================================
                                                  7,441,074
===========================================================
Net gain from investment securities and
  foreign currencies                              9,785,970
===========================================================
Net increase in net assets resulting from
  operations                                    $12,688,768
___________________________________________________________
===========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE YEARS ENDED JULY 31, 2002 AND 2001

                                                                  2002           2001
                                                              ------------   ------------
OPERATIONS:

  Net investment income                                       $  2,902,798   $  2,067,632
-----------------------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                   2,344,896      2,443,459
-----------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities and foreign currencies                            7,441,074        269,711
=========================================================================================
    Net increase in net assets resulting from operations        12,688,768      4,780,802
=========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                       (1,366,733)      (990,088)
-----------------------------------------------------------------------------------------
  Class B                                                         (741,067)      (457,442)
-----------------------------------------------------------------------------------------
  Class C                                                         (669,922)      (675,541)
-----------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       53,809,611      4,106,152
-----------------------------------------------------------------------------------------
  Class B                                                       49,731,417      3,507,802
-----------------------------------------------------------------------------------------
  Class C                                                       12,210,117      1,552,030
=========================================================================================
    Net increase in net assets                                 125,662,191     11,823,715
=========================================================================================

NET ASSETS:

  Beginning of year                                             68,038,615     56,214,900
=========================================================================================
  End of year                                                 $193,700,806   $ 68,038,615
_________________________________________________________________________________________
=========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $189,810,078   $ 74,058,968
-----------------------------------------------------------------------------------------
  Undistributed net investment income                              241,147        113,383
-----------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities and foreign currencies                          (11,549,994)   (13,892,237)
-----------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities and
    foreign currencies                                          15,199,575      7,758,501
=========================================================================================
                                                              $193,700,806   $ 68,038,615
_________________________________________________________________________________________
=========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

JULY 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Real Estate Fund (the "Fund") is a series portfolio of AIM Advisor Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of two separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve high total return.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       On July 31, 2002, shares of beneficial interest was decreased by $35, undistributed net investment income was increased by $2,688 and undistributed net realized gains decreased by $2,653 as a result of book/tax differences due to foreign currency transactions. Net assets of the Fund were unaffected by the reclassification discussed above.

C. DISTRIBUTIONS -- Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

       The Fund's capital loss carryforward of $10,883,853 as of July 31, 2002 expires as follows:

   CAPITAL LOSS
   CARRYFORWARD   EXPIRATION
   ------------   ----------
   $ 9,608,109   July 31, 2007
   ---------------------------
     1,275,744   July 31, 2008
   ===========================
   $10,883,853
   ___________________________
   ===========================

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation.

       Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.90% of the Fund's average daily net assets. AIM has entered into a sub-advisory agreement with INVESCO Institutional (N.A.), Inc. ("INVESCO") whereby AIM pays Invesco 40% of the fee paid by the Fund to AIM.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended July 31, 2002, AIM was paid $50,000 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended July 31, 2002, AFS retained $149,896 for such services.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the year ended July 31, 2002, the Class A, Class B and Class C shares paid AIM Distributors $153,147, $300,302 and $266,268, respectively, as compensation under the Plans.

  AIM Distributors retained commissions of $94,833 from sales of the Class A shares of the Fund during the year ended July 31, 2002. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended July 31, 2002, AIM Distributors retained $123, $0 and $4,195 in contingent deferred sales charges imposed on redemptions of Class A, Class B and Class C shares, respectively.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

  The law firm Kramer, Levin, Naftalis & Frankel LLP of which a trustee is a member is counsel to the Board of Trustees. During the year ended July 31, 2002, the Fund paid legal fees of $2,601.

NOTE 3--INDIRECT EXPENSES

For the year ended July 31, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $1,139 and reductions in custodian fees of $47 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $1,186.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended July 31, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the years ended July 31, 2002 and 2001 were as follows:

                                      2002            2001
                                      ----         ----------
Distributions paid from
  ordinary income                  $2,777,722      $2,123,071
_____________________________________________________________
=============================================================


  As of July 31, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income                  $    271,691
-----------------------------------------------------------
Capital loss carryforward                       (10,883,853)
-----------------------------------------------------------
Unrealized appreciation                          14,502,890
===========================================================
                                               $  3,890,728
___________________________________________________________
===========================================================


  The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales, capital loss carryforward and timing differences.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended July 31, 2002 was $188,341,962 and $74,825,023, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of July 31, 2002 is as follows:

Aggregate unrealized appreciation of
  investment securities                         $16,054,705
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (1,525,791)
===========================================================
Net unrealized appreciation of investment
  securities                                    $14,528,914
___________________________________________________________
===========================================================
Cost of investments for tax purposes is
  $176,263,533.


NOTE 8--SHARE INFORMATION

Changes in shares outstanding during the years ended July 31, 2002 and 2001 were as follows:

                                                                         2002                         2001
                                                              --------------------------    ------------------------
                                                                SHARES         AMOUNT        SHARES        AMOUNT
                                                              ----------    ------------    ---------    -----------
Sold:
  Class A                                                      5,154,009    $ 76,791,735    1,024,020    $13,196,877
--------------------------------------------------------------------------------------------------------------------
  Class B                                                      4,236,687      63,066,596      764,984      9,831,883
--------------------------------------------------------------------------------------------------------------------
  Class C                                                      1,526,796      22,598,155      432,910      5,577,023
====================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                         86,632       1,253,375       70,224        904,991
--------------------------------------------------------------------------------------------------------------------
  Class B                                                         45,952         669,735       31,575        408,247
--------------------------------------------------------------------------------------------------------------------
  Class C                                                         40,989         588,258       45,459        586,238
====================================================================================================================
Reacquired:
  Class A                                                     (1,670,317)    (24,235,499)    (777,728)    (9,995,716)
--------------------------------------------------------------------------------------------------------------------
  Class B                                                       (979,116)    (14,004,914)    (525,346)    (6,732,328)
--------------------------------------------------------------------------------------------------------------------
  Class C                                                       (770,478)    (10,976,296)    (360,238)    (4,611,231)
====================================================================================================================
                                                               7,671,154    $115,751,145      705,860    $ 9,165,984
____________________________________________________________________________________________________________________
====================================================================================================================

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                    CLASS A
                                                    -----------------------------------------------------------------------
                                                                            SEVEN MONTHS
                                                    YEAR ENDED JULY 31,        ENDED            YEAR ENDED DECEMBER 31,
                                                    --------------------      JULY 31,      -------------------------------
                                                     2002         2001          2000         1999         1998       1997
                                                    -------      -------    ------------    -------      -------    -------
Net asset value, beginning of period                $ 13.56      $ 13.04      $ 10.61       $ 11.46      $ 15.74    $ 14.19(a)
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                0.47(b)      0.50         0.30(b)       0.42         0.58(b)    0.34
---------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                           1.68         0.54         2.38         (0.75)       (4.11)      2.39
===========================================================================================================================
    Total from investment operations                   2.15         1.04         2.68         (0.33)       (3.53)      2.73
===========================================================================================================================
Less distributions:
  Dividends from net investment income                (0.46)       (0.52)       (0.25)        (0.52)       (0.50)     (0.44)
---------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                  --           --           --            --        (0.25)     (0.74)
===========================================================================================================================
    Total distributions                               (0.46)       (0.52)       (0.25)        (0.52)       (0.75)     (1.18)
===========================================================================================================================
Net asset value, end of period                      $ 15.25      $ 13.56      $ 13.04       $ 10.61      $ 11.46    $ 15.74
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(c)                                       16.10%        8.23%       25.61%        (2.88)%     (22.54)%    19.78%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)            $86,411      $28,400      $23,187       $16,279      $20,087    $16,507
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                     1.77%(d)     1.63%        1.62%(e)      1.61%        1.55%      1.60%
---------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                  1.77%(d)     1.79%        2.05%(e)      1.73%        1.71%      1.70%
===========================================================================================================================
Ratio of net investment income to average net
  assets                                               3.25%(d)     3.88%        4.49%(e)      3.70%        4.37%      3.26%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Portfolio turnover rate                                  77%          85%          39%           52%          69%        57%
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a) Net asset value has been restated to reflect a 4 for 1 stock split, effected in the form of a 300% stock dividend, on November 7, 1997.
(b)  Calculated using average shares outstanding.
(c) Does not include sales charges and is not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $43,756,422.
(e)  Annualized.

                                                                                   CLASS B
                                                    ---------------------------------------------------------------------
                                                                                                            MARCH 3, 1998
                                                                            SEVEN MONTHS                     (DATE SALES
                                                    YEAR ENDED JULY 31,        ENDED         YEAR ENDED     COMMENCED) TO
                                                    --------------------      JULY 31,      DECEMBER 31,    DECEMBER 31,
                                                     2002         2001          2000            1999            1998
                                                    -------      -------    ------------    ------------    -------------
Net asset value, beginning of period                $ 13.59      $ 13.07      $ 10.64          $11.48         $ 15.34
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                0.38(a)      0.41         0.25(a)         0.32            0.37(a)
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                           1.68         0.53         2.39           (0.72)          (3.58)
=========================================================================================================================
    Total from investment operations                   2.06         0.94         2.64           (0.40)          (3.21)
=========================================================================================================================
Less distributions:
  Dividends from net investment income                (0.36)       (0.42)       (0.21)          (0.44)          (0.40)
-------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                  --           --           --              --           (0.25)
=========================================================================================================================
    Total distributions                               (0.36)       (0.42)       (0.21)          (0.44)          (0.65)
=========================================================================================================================
Net asset value, end of period                      $ 15.29      $ 13.59      $ 13.07          $10.64         $ 11.48
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(b)                                       15.40%        7.42%       25.08%          (3.53)%        (21.02)%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)            $69,557      $16,917      $12,722          $9,839         $ 6,901
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                     2.41%(c)     2.36%        2.37%(d)        2.35%           2.31%(d)
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                  2.41%(c)     2.43%        2.70%(d)        2.37%           2.35%(d)
=========================================================================================================================
Ratio of net investment income to average net
  assets                                               2.61%(c)     3.15%        3.73%(d)        2.96%           3.62%(d)
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate                                  77%          85%          39%             52%             69%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $30,030,158.
(d)  Annualized.


                                                                                  CLASS C
                                                  ------------------------------------------------------------------------
                                                                          SEVEN MONTHS
                                                  YEAR ENDED JULY 31,      ENDED,              YEAR ENDED DECEMBER 31,
                                                  --------------------    JULY 31,          ------------------------------
                                                   2002         2001        2000             1999        1998      1997(a)
                                                  -------      -------    ------------      -------     -------    -------
Net asset value, beginning of period              $ 13.57      $ 13.05      $ 10.62         $ 11.46     $ 15.74    $ 14.19
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                              0.38(b)      0.41         0.25(b)         0.33(b)     0.50(b)    0.36(b)
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                         1.67         0.53         2.39           (0.73)      (4.13)      2.26
==========================================================================================================================
    Total from investment operations                 2.05         0.94         2.64           (0.40)      (3.63)      2.62
==========================================================================================================================
Less distributions:
  Dividends from net investment income              (0.36)       (0.42)       (0.21)          (0.44)      (0.40)     (0.33)
--------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                --           --           --              --       (0.25)     (0.74)
==========================================================================================================================
    Total distributions                             (0.36)       (0.42)       (0.21)          (0.44)      (0.65)     (1.07)
==========================================================================================================================
Net asset value, end of period                    $ 15.26      $ 13.57      $ 13.05         $ 10.62     $ 11.46    $ 15.74
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(c)                                     15.35%        7.43%       25.13%          (3.54)%    (23.16)%    18.88%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)          $37,733      $22,722      $20,306         $19,992     $32,921    $43,934
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                   2.41%(d)     2.36%        2.37%(e)        2.35%       2.31%      2.35%
--------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                2.41%(d)     2.43%        2.70%(e)        2.37%       2.37%      2.35%
==========================================================================================================================
Ratio of net investment income to average net
  assets                                             2.61%(d)     3.15%        3.73%(e)        2.96%       3.62%      2.54%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate                                77%          85%          39%             52%         69%        57%
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a) Per share information and shares have been restated to reflect a 4 for 1 stock split, effected in the form of a 300% stock dividend, on November 7, 1997.
(b)  Calculated using average shares outstanding.
(c) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $26,626,802.
(e)  Annualized.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders of AIM Real Estate Fund
And Board of Trustees of AIM Advisor Funds:

We have audited the accompanying statement of assets and liabilities of AIM Real Estate Fund (a portfolio of AIM Advisor Funds), including the schedule of investments, as of July 31, 2002, and the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through July 31, 2000 were audited by other auditors whose report dated September 1, 2000, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Real Estate Fund as of July 31, 2002, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States.

                                          /s/ ERNST & YOUNG LLP

Houston, Texas
September 10, 2002

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

As of December 31, 2001

The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with any predecessor entities.

---------------------------------------------------------------------------------------------------------------------------------
                             TRUSTEE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS                OTHER DIRECTORSHIP(S)
NAME, YEAR OF BIRTH AND      AND/OR                                                               HELD BY TRUSTEE
POSITION(S) HELD WITH        OFFICER
THE TRUST                    SINCE
---------------------------------------------------------------------------------------------------------------------------------

INTERESTED PERSON

Robert H. Graham* - 1946      1997     Chairman, President and Chief Executive Officer, A I M     None
Trustee, Chairman and                  Management Group Inc. (financial services holding
President                              company); Chairman and President, A I M Advisors, Inc.
                                       (registered investment advisor); Director and Senior
                                       Vice President, A I M Capital Management, Inc.
                                       (registered investment advisor); Chairman, A I M
                                       Distributors, Inc. (registered broker dealer), A I M
                                       Fund Services, Inc. (registered transfer agent) and Fund
                                       Management Company (registered broker dealer); and
                                       Director and Vice Chairman, AMVESCAP PLC (parent of AIM
                                       and a global investment management firm)

INDEPENDENT TRUSTEES

Frank S. Bayley - 1939        2001     Of Counsel, law firm of Baker & McKenzie                   Badgley Funds, Inc. (registered
Trustee                                                                                           investment company)

Bruce L. Crockett - 1944      1997     Chairman, Crockett Technology Associates (technology       ACE Limited (insurance
Trustee                                consulting company)                                        company); and Captaris, Inc.
                                                                                                  (unified messaging provider)

Albert R. Dowden - 1941       2000     Chairman, Cortland Trust, Inc. (registered investment      None
Trustee                                company) and DHJ Media, Inc.; Director, Magellan
                                       Insurance Company; Member of Advisory Board of Rotary
                                       Power International (designer, manufacturer, and seller
                                       of rotary power engines); formerly, Director, President
                                       and CEO, Volvo Group North America, Inc.; and director
                                       of various affiliated Volvo companies

Edward K. Dunn, Jr. - 1935    1998     Formerly, Chairman, Mercantile Mortgage Corp.; Vice        None
Trustee                                Chairman, President and Chief Operating Officer,
                                       Mercantile-Safe Deposit & Trust Co.; and President,
                                       Mercantile Bankshares Corp.

Jack M. Fields - 1952         1997     Chief Executive Officer, Twenty First Century Group,       Administaff
Trustee                                Inc. (government affairs company)

Carl Frischling - 1937        1997     Partner, law firm of Kramer Levin Naftalis and Frankel     Cortland Trust, Inc.
Trustee                                LLP                                                        (registered investment company)

Prema Mathai-Davis - 1950     1998     Formerly, Chief Executive Officer, YWCA of the USA         None
Trustee

Lewis F. Pennock - 1942       1997     Partner, law firm of Pennock & Cooper                      None
Trustee

Ruth H. Quigley - 1935        2001     Retired                                                    None
Trustee

Louis S. Sklar - 1939         1997     Executive Vice President, Development and Operations,      None
Trustee                                Hines Interests Limited Partnership (real estate
                                       development company)

 * Mr. Graham is considered an interested person of the fund because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

--------------------------------------------------------------------------------

As of December 31, 2001

The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with any predecessor entities.

-----------------------------------------------------------------------------------------------------------------------------
                         TRUSTEE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS                OTHER DIRECTORSHIP(S)
NAME, YEAR OF BIRTH AND  AND/OR                                                               HELD BY TRUSTEE
POSITION(S) HELD WITH    OFFICER
THE TRUST                SINCE
-----------------------------------------------------------------------------------------------------------------------------

OTHER OFFICERS

Gary T. Crum - 1947       1997     Director and President, A I M Capital Management, Inc.;    N/A
Senior Vice President              Director and Executive Vice President, A I M Management
                                   Group Inc.; Director and Senior Vice President, A I M
                                   Advisors, Inc.; and Director, A I M Distributors, Inc.
                                   and AMVESCAP PLC

Carol F. Relihan - 1954   1997     Director, Senior Vice President, General Counsel and       N/A
Senior Vice President              Secretary, A I M Advisors, Inc. and A I M Management
and Secretary                      Group Inc.; Director, Vice President and General
                                   Counsel, Fund Management Company; and Vice President,
                                   A I M Fund Services, Inc., A I M Capital Management,
                                   Inc. and A I M Distributors, Inc.

Robert G. Alley - 1948    1997     Senior Vice President, A I M Capital Management, Inc.;     N/A
Vice President                     and Vice President, A I M Advisors, Inc.

Stuart W. Coco - 1955     1997     Senior Vice President, A I M Capital Management, Inc.;     N/A
Vice President                     and Vice President, A I M Advisors, Inc.

Melville B. Cox - 1943    1997     Vice President and Chief Compliance Officer, A I M         N/A
Vice President                     Advisors, Inc. and A I M Capital Management, Inc.; and
                                   Vice President, A I M Fund Services, Inc.

Karen Dunn                1997     Senior Vice President, A I M Capital Management, Inc.;     N/A
Kelley - 1960                      Director and President, Fund Management Company; and
Vice President                     Vice President, A I M Advisors, Inc.

Edgar M. Larsen - 1940    1999     Vice President, A I M Advisors, Inc. and A I M Capital     N/A
Vice President                     Management, Inc.

Dana R. Sutton - 1959     1997     Vice President and Fund Treasurer, A I M Advisors, Inc.    N/A
Vice President and
Treasurer

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.
--------------------------------------------------------------------------------

OFFICE OF THE FUND         INVESTMENT ADVISOR         DISTRIBUTOR                AUDITORS                    SUB-ADVISOR
11 Greenway Plaza          A I M Advisors, Inc.       A I M Distributors, Inc.   Ernst & Young LLP           INVESCO Institutional
Suite 100                  11 Greenway Plaza          11 Greenway Plaza          5 Houston Center            (N.A.), Inc.
Houston, TX 77046          Suite 100                  Suite 100                  1401 McKinney, Suite 1200   INVESCO Realty Advisors
                           Houston, TX 77046          Houston, TX 77046          Houston, TX 77010-2007      division
                                                                                                             One Lincoln Center
COUNSEL TO THE FUND        COUNSEL TO THE TRUSTEES    TRANSFER AGENT             CUSTODIAN                   5400 LBJ Freeway/LB2
Ballard Spahr              Kramer, Levin, Naftalis &  A I M Fund Services, Inc.  State Street Bank and       Suite 700
Andrews & Ingersoll, LLP   Frankel LLP                P.O. Box 4739              Trust Company               Dallas, TX 75240
1735 Market Street         919 Third Avenue           Houston, TX 77210-4739     225 Franklin Street
Philadelphia, PA 19103     New York, NY 10022                                    Boston, MA 02110


REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)

Of ordinary dividends paid to shareholders during the Fund's tax year ended July 31, 2002, 0% is eligible for the dividends received deduction for corporations.

REQUIRED STATE INCOME TAX INFORMATION (UNAUDITED)

Of the ordinary dividends paid, 0.02% was derived from U.S. Federal Obligations.

                         EQUITY FUNDS                                             FIXED-INCOME FUNDS

     DOMESTIC EQUITY FUNDS       INTERNATIONAL/GLOBAL EQUITY FUNDS            TAXABLE FIXED-INCOME FUNDS

        MORE AGGRESSIVE                   MORE AGGRESSIVE                           MORE AGGRESSIVE

AIM Emerging Growth               AIM Developing Markets                     AIM High Yield II
AIM Small Cap Growth(1)           AIM European Small Company                 AIM High Yield
AIM Aggressive Growth             AIM Asia Pacific Growth(2)                 AIM Strategic Income
AIM Opportunities I(2,3)          AIM International Emerging Growth          AIM Income
AIM Mid Cap Growth                AIM Global Aggressive Growth               AIM Global Income
AIM Dent Demographic Trends       AIM European Growth(2)                     AIM Total Return Bond
AIM Opportunities II(2,3)         AIM International Growth(2)                AIM Intermediate Government
AIM Constellation                 AIM Global Growth                          AIM Short Term Bond
AIM Large Cap Growth              AIM Worldwide Spectrum                     AIM Floating Rate
AIM Weingarten                    AIM Global Trends                          AIM Limited Maturity Treasury
AIM Opportunities III(2,3)        AIM International Core Equity(2)           AIM Money Market
AIM Small Cap Equity
AIM Capital Development                    MORE CONSERVATIVE                        MORE CONSERVATIVE
AIM Mid Cap Core Equity(2)
AIM Select Equity                         SECTOR EQUITY FUNDS                 TAX-FREE FIXED-INCOME FUNDS
AIM Premier Equity II(2)
AIM Premier Equity(2)                       MORE AGGRESSIVE                         MORE AGGRESSIVE
AIM Blue Chip
AIM Mid Cap Basic Value           AIM New Technology                         AIM High Income Municipal
AIM Large Cap Core Equity         AIM Global Science and Technology(2)       AIM Municipal Bond
AIM Charter                       AIM Global Energy                          AIM Tax-Free Intermediate
AIM Basic Value                   AIM Global Financial Services              AIM Tax-Exempt Cash
AIM Large Cap Basic Value         AIM Global Health Care
AIM Balanced                      AIM Global Utilities                              MORE CONSERVATIVE
AIM Basic Balanced                AIM Real Estate

         MORE CONSERVATIVE                  MORE CONSERVATIVE                        [AIM FUNDS LOGO]
                                                                                 --Registered Trademark--

When assessing the degree of risk, AIM considered the following three factors: the funds' portfolio holdings, volatility patterns over time and diversification permitted within the fund. Fund rankings are relative to one another within the particular group of The AIM Family of Funds--Registered Trademark-- and should not be compared with other investments. There is no guarantee that any one AIM fund will be less volatile than any other. This order is subject to change. (1) On 3/18/02, AIM Small Cap Growth Fund was closed to most investors. For more information on who may continue to invest in the fund, please contact your financial advisor. (2) The following fund name changes became effective 7/1/02:
AIM Asian Growth Fund renamed AIM Asia Pacific Growth Fund; AIM European Development Fund renamed AIM European Growth Fund; AIM Global Telecommunications and Technology Fund renamed AIM Global Science and Technology Fund; AIM International Equity Fund renamed AIM International Growth Fund; AIM International Value Fund renamed AIM International Core Equity Fund; AIM Large Cap Opportunities Fund renamed AIM Opportunities III Fund; AIM Mid Cap Equity Fund renamed AIM Mid Cap Core Equity Fund; AIM Mid Cap Opportunities Fund renamed AIM Opportunities II Fund; AIM Small Cap Opportunities Fund renamed AIM Opportunities I Fund; AIM Value Fund renamed AIM Premier Equity Fund; AIM Value II Fund renamed AIM Premier Equity II Fund. (3) Effective 10/1/02, the fund reopened to new investors. FOR MORE COMPLETE INFORMATION ABOUT ANY AIM FUND, INCLUDING THE RISKS, SALES CHARGES AND EXPENSES, OBTAIN THE APPROPRIATE PROSPECTUS(ES) FROM YOUR FINANCIAL ADVISOR. PLEASE READ THE PROSPECTUS(ES) CAREFULLY BEFORE YOU INVEST OR SEND MONEY. If used as sales material after October 20, 2002, this report must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Review of Performance for the most recent quarter-end.

A I M Management Group Inc. has provided leadership in the mutual fund industry since 1976 and manages approximately $135 billion in assets for more than 9 million shareholders, including individual investors, corporate clients and financial institutions.*

    The AIM Family of Funds--Registered Trademark-- is distributed nationwide. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $364 billion in assets under management.*

*As of 6/30/02

                 INVEST WITH DISCIPLINE--Registered Trademark--

A I M Distributors, Inc.                                                REA-AR-1